UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07883
ICON Funds
5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
Erik L. Jonson 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111
Registrant’s telephone number, including area code: 303-790-1600
Date of fiscal year end: September 30, 2011
Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.
ICON CONSUMER DISCRETIONARY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (95.8%)
20,700	Aaron’s, Inc.	$584,982
11,700	Advance Auto Parts, Inc.(a)	684,333
42,900	Aeropostale, Inc.† (a)	750,750
5,000	AutoZone, Inc.† (a)	1,474,250
7,400	Bed Bath & Beyond, Inc.† (a)	431,938
42,800	Big Lots, Inc.† (a)	1,418,820
37,900	Buckle, Inc.(a)	1,618,330
7,500	Cash America International, Inc.(a)	434,025
147,400	Comcast Corp., Class A(a)	3,735,116
10,500	Darden Restaurants, Inc.	522,480
22,900	Deckers Outdoor Corp.† (a)	2,018,406
43,400	DIRECTV, Class A†	2,205,588
18,600	Discovery Communications, Inc., Class A† (a)	761,856
33,500	DISH Network Corp., Class A†	1,027,445
5,700	Dollar Tree, Inc.†	379,734
36,000	Ezcorp, Inc., Class A†	1,280,700
20,500	GameStop Corp., Class A†	546,735
30,000	Gap, Inc.	543,000
8,400	Genuine Parts Co.(a)	456,960
19,200	Gildan Activewear, Inc.	675,264
15,400	Guess?, Inc.(a)	647,724
54,300	H&R Block, Inc.(a)	870,972
24,500	Home Depot, Inc.	887,390
8,600	Jakks Pacific, Inc.† (a)	158,326
28,749	JOS A. Bank Clothiers, Inc.† (a)	1,437,737
12,900	LKQ Corp.†	336,561
33,000	Lowe’s Cos., Inc.(a)	769,230
13,500	Mattel, Inc.	371,115
34,100	Newell Rubbermaid, Inc.(a)	538,098
21,620	Nike, Inc., Class B	1,945,368
10,500	O’Reilly Automotive, Inc.† (a)	687,855
12,100	Ross Stores, Inc.	969,452
41,300	Staples, Inc.	652,540
48,600	Target Corp.(a)	2,279,826
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

21,200	Time Warner Cable, Inc.	$1,654,448
68,200	TJX Cos., Inc.	3,582,546
20,700	Urban Outfitters, Inc.† (a)	582,705
5,700	V.F. Corp.(a)	618,792
6,600	Whirlpool Corp.(a)	536,712
42,300	Wolverine World Wide, Inc.(a)	1,766,025
6,100	World Acceptance Corp.† (a)	399,977

Total Common Stocks (Cost $39,535,542)		43,244,111
Collateral for Securities on Loan (26.9%)
12,122,466	State Street Navigator Prime Portfolio	12,122,466

Total Collateral for Securities on Loan (Cost $12,122,466)		12,122,466
Short-Term Investments (6.2%)
$2,820,174	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	2,820,174

Total Short-Term Investments (Cost $2,820,174)		2,820,174
Total Investments 128.9% (Cost $54,478,182)		58,186,751
Liabilities Less Other Assets (28.9)%		(13,043,109)

Net Assets 100.0%		$45,143,642

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2011.
2     SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund
Industry Composition
June 30, 2011 (Unaudited)

Apparel Retail	22.4%
Cable & Satellite	19.1%
Footwear	12.7%
General Merchandise Stores	9.0%
Automotive Retail	6.3%
Consumer Finance	4.7%
Home Improvement Retail	3.7%
Apparel, Accessories & Luxury Goods	2.9%
Homefurnishing Retail	2.2%
Specialized Consumer Services	1.9%
Distributors	1.8%
Broadcasting	1.7%
Specialty Stores	1.4%
Computer & Electronics Retail	1.2%
Housewares & Specialties	1.2%
Household Appliances	1.2%
Leisure Products	1.2%
Restaurants	1.2%

95.8%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund
Sector Composition
June 30, 2011 (Unaudited)

Consumer Discretionary	91.1%
Financial	4.7%

95.8%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND (FORMERLY,
ICON LEISURE AND CONSUMER STAPLES FUND)
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.1%)
8,100	Altria Group, Inc.(a)	$213,921
9,100	Andersons, Inc.	384,475
36,000	Archer-Daniels-Midland Co.	1,085,400
9,800	Bunge, Ltd.	675,710
6,500	Clorox Co.(a)	438,360
15,100	Coca-Cola Co.	1,016,079
30,300	Coca-Cola Enterprises, Inc.	884,154
9,500	Colgate-Palmolive Co.(a)	830,395
6,400	Corn Products International, Inc.	353,792
25,900	CVS Caremark Corp.(a)	973,322
8,900	General Mills, Inc.	331,258
15,500	Hormel Foods Corp.(a)	462,055
10,500	J.M. Smucker Co.	802,620
14,200	Kellogg Co.	785,544
16,600	Kimberly-Clark Corp.(a)	1,104,896
10,300	Kroger Co.	255,440
5,600	McCormick & Co., Inc.(a)	277,592
9,000	Nestle S.A., ADR	561,420
28,700	PepsiCo, Inc.	2,021,341
25,700	Philip Morris International, Inc.	1,715,989
33,500	Procter & Gamble Co.	2,129,595
3,400	Sanderson Farms, Inc.(a)	162,452
8,900	Target Corp.	417,499
13,700	Unilever PLC, ADR(a)	443,743
37,300	Wal-Mart Stores, Inc.(a)	1,982,122
31,000	Walgreen Co.(a)	1,316,260

Total Common Stocks (Cost $20,268,859)		21,625,434
Collateral for Securities on Loan (20.1%)
4,387,983	State Street Navigator Prime Portfolio	4,387,983

Total Collateral for Securities on Loan (Cost $4,387,983)		4,387,983
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Short-Term Investments (0.1%)
$6,477	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	$6,477

Total Short-Term Investments (Cost $6,477)		6,477
Total Investments 119.3% (Cost $24,663,319)		26,019,894
Liabilities Less Other Assets (19.3)%		(4,204,214)

Net Assets 100.0%		$21,815,680

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
2      SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund
Industry Composition
June 30, 2011 (Unaudited)

Household Products	20.6%
Soft Drinks	18.0%
Packaged Foods & Meats	17.5%
Drug Retail	10.5%
Agricultural Products	9.7%
Hypermarkets & Super Centers	9.1%
Tobacco	8.8%
General Merchandise Stores	1.9%
Food Distributors	1.8%
Food Retail	1.2%

99.1%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund
Sector Composition
June 30, 2011 (Unaudited)

Consumer Staples	97.2%
Consumer Discretionary	1.9%

99.1%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.2%)
84,900	Alliance Resource Partners L.P.	$6,575,505
148,800	Apache Corp.	18,360,432
181,300	Baker Hughes, Inc.	13,155,128
168,136	BP PLC, ADR	7,446,743
118,100	Cameron International Corp.†	5,939,249
971,800	Chevron Corp.	99,939,912
77,900	China Petroleum & Chemical Corp., ADR	7,902,176
967,500	ConocoPhillips	72,746,325
79,300	Consol Energy, Inc.	3,844,464
63,700	Diamond Offshore Drilling, Inc.(a)	4,485,117
174,500	ENI SpA, ADR	8,297,475
136,800	Ensco PLC, ADR	7,291,440
2,295,900	Exxon Mobil Corp.	186,840,342
584,900	Halliburton Co.	29,829,900
238,300	Hess Corp.	17,815,308
44,300	HOLLYFRONTIER Corp.(a)	3,074,420
116,900	Imperial Oil, Ltd.	5,446,371
345,400	Marathon Oil Corp.	18,195,672
316,300	Murphy Oil Corp.(a)	20,768,258
221,400	Nabors Industries Ltd.†	5,455,296
214,300	National Oilwell Varco, Inc.	16,760,403
205,100	Noble Corp.	8,082,991
156,000	Norfolk Southern Corp.	11,689,080
188,100	Occidental Petroleum Corp.	19,569,924
88,300	Peabody Energy Corp.	5,201,753
184,500	Repsol YPF S.A., ADR(a)	6,413,220
441,400	Schlumberger, Ltd.	38,136,960
48,600	Siemens AG, ADR	6,683,958
331,400	Suncor Energy, Inc.	12,957,740
163,500	Sunoco, Inc.	6,819,585
491,900	Tesoro Corp.† (a)	11,269,429
104,500	Tidewater, Inc.(a)	5,623,145
107,600	Transocean, Ltd.	6,946,656
107,300	Union Pacific Corp.	11,202,120
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

123,200	Unit Corp.†	$7,506,576
992,900	Valero Energy Corp.	25,388,453
165,200	Weatherford International, Ltd.†	3,097,500
415,000	World Fuel Services Corp.(a)	14,910,950

Total Common Stocks (Cost $646,465,116)		761,669,976
Collateral for Securities on Loan (4.5%)
34,544,169	State Street Navigator Prime Portfolio	34,544,169

Total Collateral for Securities on Loan (Cost $34,544,169)		34,544,169
Short-Term Investment (0.8%)
$5,984,241	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	5,984,241

Total Short-Term Investments (Cost $5,984,241)		5,984,241
Total Investments 104.5% (Cost $686,993,526)		802,198,386
Liabilities Less Other Assets (4.5)%		(34,412,469)

Net Assets 100.0%		$767,785,917

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON Energy Fund
Industry Composition
June 30, 2011 (Unaudited)

Integrated Oil & Gas	63.1%
Oil & Gas Equipment & Services	14.6%
Oil & Gas Refining & Marketing	8.0%
Oil & Gas Drilling	5.2%
Railroads	3.0%
Oil & Gas Exploration & Production	2.4%
Coal & Consumable Fuels	2.0%
Industrial Conglomerates	0.9%
99.2%
1     Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund
Sector Composition
June 30, 2011 (Unaudited)

Energy	95.3%
Industrials	3.9%
99.2%
2     Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.2%)
6,900	ACE, Ltd.	$454,158
54,200	Allianz SE, ADR	759,884
11,900	Allied World Assurance Co. Holdings, Ltd.	685,202
19,700	American Express Co.	1,018,490
11,800	American Financial Group, Inc.	421,142
15,600	Ameriprise Financial, Inc.	899,808
40,300	Annaly Capital Management, Inc., REIT	727,012
93,900	Anworth Mortgage Asset Corp., REIT	705,189
12,000	Assurant, Inc.	435,240
22,700	Australia & New Zealand Banking Group, Ltd., ADR	537,990
132,400	Bank of America Corp.	1,451,104
2,700	BlackRock, Inc.	517,887
41,200	Brown & Brown, Inc.	1,057,192
9,600	Capital One Financial Corp.	496,032
14,000	Cash America International, Inc.	810,180
21,700	Charles Schwab Corp.	356,965
7,500	Chubb Corp.	469,575
39,790	Citigroup, Inc.	1,656,856
4,100	CME Group, Inc.	1,195,519
14,800	Credit Suisse Group AG, ADR	577,496
19,100	Delphi Financial Group, Inc., Class A	557,911
16,400	Deutsche Bank AG	971,536
35,850	Dollar Financial Corp.†	776,153
29,300	Ezcorp, Inc., Class A†	1,042,347
14,700	First Cash Financial Services, Inc.†	617,253
6,600	Franklin Resources, Inc.	866,514
5,900	Goldman Sachs Group, Inc.	785,231
14,300	Hartford Financial Services Group, Inc.	377,091
38,200	HCC Insurance Holdings, Inc.	1,203,300
6,600	IntercontinentalExchange, Inc.†	823,086
9,300	Invesco, Ltd.	217,620
59,200	JPMorgan Chase & Co.	2,423,648
28,200	Manulife Financial Corp.	498,012
2,000	Mastercard, Inc., Class A	602,680
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
26,500	MetLife, Inc.	$1,162,555
9,500	Moody’s Corp.	364,325
48,400	NASDAQ OMX Group, Inc.†	1,224,520
24,400	National Australia Bank Ltd., ADR	674,660
11,800	Portfolio Recovery Associates, Inc.†	1,000,522
18,000	Progressive Corp.	384,840
9,600	Prudential Financial, Inc.	610,464
24,200	Redwood Trust, Inc., REIT	365,904
8,400	Reinsurance Group of America, Inc.	511,224
19,700	State Street Corp.	888,273
11,400	Sun Life Financial, Inc.	342,912
18,100	TD Ameritrade Holding Corp.	353,131
10,600	Travelers Cos., Inc.	618,828
18,500	U.S. Bancorp	471,935
21,500	UBS AG†	392,590
17,400	United Overseas Bank Ltd., ADR	563,412
7,400	Visa, Inc., Class A	623,524
89,400	Wells Fargo & Co.	2,508,564
11,000	Willis Group Holdings PLC	452,210
13,800	World Acceptance Corp.†	904,866
Total Common Stocks (Cost $38,012,346)		41,414,562
Short-Term Investment (0.1%)
$15,588	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	15,588
Total Short-Term Investments (Cost $15,588)		15,588
Total Investments 98.3% (Cost $38,027,934)		41,430,150
Other Assets Less Liabilities 1.7%		727,397
Net Assets 100.0%		$42,157,547
The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
2     SCHEDULE OF INVESTMENTS

ICON Financial Fund
Industry Composition
June 30, 2011 (Unaudited)

Consumer Finance	13.4%
Other Diversified Financial Services	13.1%
Diversified Banks	11.3%
Specialized Finance	10.9%
Asset Management & Custody Banks	8.0%
Multi-line Insurance	7.6%
Life & Health Insurance	7.5%
Property & Casualty Insurance	6.2%
Diversified Capital Markets	4.6%
Mortgage REIT’s	4.3%
Insurance Brokers	3.6%
Investment Banking & Brokerage	3.6%
Data Processing & Outsourced Services	2.9%
Reinsurance	1.2%
98.2%
1     Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund
Sector Composition
June 30, 2011 (Unaudited)

Financial	95.3%
Information Technology	2.9%
98.2%
2     Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (97.1%)
10,200	3M Co.	$967,470
83,000	Abbott Laboratories	4,367,460
21,400	Aetna, Inc.	943,526
18,600	Allergan, Inc.	1,548,450
46,200	Amerisource-Bergen Corp.	1,912,680
57,600	Amgen, Inc.†	3,360,960
185,500	AMN Healthcare Services, Inc.† (a)	1,543,360
21,400	AstraZeneca PLC, ADR	1,071,498
10,100	Becton, Dickinson & Co.(a)	870,317
52,900	Bio-Reference Labs, Inc.† (a)	1,105,610
102,500	Bristol-Myers Squibb Co.	2,968,400
42,700	Cardinal Health, Inc.	1,939,434
45,800	Celgene Corp.†	2,762,656
22,300	CIGNA Corp.	1,146,889
20,900	Covance, Inc.†	1,240,833
75,100	Eli Lilly & Co.	2,818,503
30,600	Express Scripts, Inc.† (a)	1,651,788
31,000	Forest Laboratories, Inc.† (a)	1,219,540
47,800	Gentiva Health Services, Inc.†	995,674
46,200	Gilead Sciences, Inc.†	1,913,142
34,600	GlaxoSmithKline PLC, ADR	1,484,340
20,100	Henry Schein, Inc.† (a)	1,438,959
102,500	Johnson & Johnson	6,818,300
13,600	Laboratory Corp. of America Holdings†	1,316,344
33,900	Lincare Holdings, Inc.(a)	992,253
21,700	McKesson Corp.	1,815,205
21,400	Medco Health Solutions, Inc.†	1,209,528
25,600	Medicis Pharmaceutical Corp., Class A(a)	977,152
10,000	Mednax, Inc.†	721,900
53,800	Medtronic, Inc.	2,072,914
158,100	Merck & Co., Inc.	5,579,349
41,500	Mylan, Inc.†	1,023,805
43,900	Patterson Cos., Inc.	1,443,871
302,900	PDL BioPharma, Inc.(a)	1,778,023
1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
358,800	Pfizer, Inc.	$7,391,280
53,700	PharMerica Corp.† (a)	685,212
41,800	Protective Life Corp.(a)	966,834
51,700	ResMed, Inc.† (a)	1,600,115
49,100	Salix Pharmaceuticals, Ltd.† (a)	1,955,653
7,100	Siemens AG, ADR	976,463
15,900	Stryker Corp.	933,171
13,500	Thermo Fisher Scientific, Inc.†	869,265
16,400	Tyco International, Ltd.	810,652
27,200	United Therapeutics Corp.† (a)	1,498,720
66,500	UnitedHealth Group, Inc.	3,430,070
15,000	Varian Medical Systems, Inc.† (a)	1,050,300
8,900	Waters Corp.†	852,086
46,700	Watson Pharmaceuticals, Inc.†	3,209,691
22,400	WellPoint, Inc.	1,764,448
Total Common Stocks (Cost $84,195,220)		93,014,093
Collateral for Securities on Loan (16.0%)
15,324,534	State Street Navigator Prime Portfolio	15,324,534
Total Collateral for Securities on Loan (Cost $15,324,534)		15,324,534
Short-Term Investment (0.9%)
$870,564	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	870,564
Total Short-Term Investments (Cost $870,564)		870,564
Total Investments 114.0% (Cost $100,390,318)		109,209,191
Liabilities Less Other Assets (14.0)%		(13,441,665)
Net Assets 100.0%		$95,767,526
The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON Healthcare Fund
Industry Composition
June 30, 2011 (Unaudited)

Pharmaceuticals	44.3%
Biotechnology	11.8%
Health Care Services	10.0%
Health Care Distributors	9.6%
Managed Health Care	7.6%
Health Care Equipment	6.8%
Life Sciences Tools & Services	3.1%
Industrial Conglomerates	2.9%
Life & Health Insurance	1.0%

97.1%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund
Sector Composition
June 30, 2011 (Unaudited)

Health Care	93.2%
Industrials	2.9%
Financial	1.0%

97.1%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.9%)
25,000	3M Co.	$2,371,250
33,000	Boeing Co.	2,439,690
10,000	Canadian National Railway Co.	799,000
20,000	Canadian Pacific Railway, Ltd.	1,246,400
45,000	Caterpillar, Inc.	4,790,700
10,000	Cooper Industries PLC	596,700
105,000	CSX Corp.	2,753,100
10,000	Cummins, Inc.	1,034,900
45,000	Danaher Corp.	2,384,550
20,000	Deere & Co.	1,649,000
25,000	Dover Corp.	1,695,000
20,000	Eaton Corp.	1,029,000
10,000	Emerson Electric Co.	562,500
25,000	FedEx Corp.	2,371,250
15,000	General Dynamics Corp.	1,117,800
375,000	General Electric Co.	7,072,500
5,000	Hubbell, Inc., Class B	324,750
40,000	Illinois Tool Works, Inc.	2,259,600
10,000	Ingersoll-Rand PLC	454,100
20,000	Kennametal, Inc.	844,200
15,000	Lockheed Martin Corp.	1,214,550
50,000	Norfolk Southern Corp.	3,746,500
5,000	Northrop Grumman Corp.(a)	346,750
15,000	Oshkosh Corp.† (a)	434,100
15,000	PACCAR, Inc.(a)	766,350
10,000	Parker Hannifin Corp.	897,400
15,000	Raytheon Co.	747,750
10,000	Rockwell Collins, Inc.(a)	616,900
150,000	RR Donnelley & Sons Co.(a)	2,941,500
15,000	Siemens AG, ADR	2,062,950
10,000	SPX Corp.(a)	826,600
40,000	Union Pacific Corp.	4,176,000
50,000	United Parcel Service, Inc., Class B	3,646,500
20,000	United Stationers, Inc.(a)	708,600
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
55,000	United Technologies Corp.	$4,868,050
10,000	Valmont Industries, Inc.(a)	963,900
10,000	WW Grainger, Inc.(a)	1,536,500

Total Common Stocks (Cost $53,503,432)		68,296,890
Collateral for Securities on Loan (10.6%)
7,276,725	State Street Navigator Prime Portfolio	7,276,725

Total Collateral for Securities on Loan (Cost $7,276,725)		7,276,725
Total Investments 110.5% (Cost $60,780,157)		75,573,615
Liabilities Less Other Assets (10.5)%		(7,158,538)

Net Assets 100.0%		$68,415,077

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON Industrials Fund
Industry Composition
June 30, 2011 (Unaudited)

Railroads	18.6%
Industrial Conglomerates	16.8%
Industrial Machinery	16.6%
Aerospace & Defense	16.6%
Construction & Farm Machinery & Heavy Trucks	12.7%
Air Freight & Logistics	8.8%
Commercial Printing	4.3%
Trading Companies & Distributors	2.3%
Electrical Components & Equipment	2.2%
Office Services & Supplies	1.0%

99.9%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund
Sector Composition
June 30, 2011 (Unaudited)

Industrials	99.9%

99.9%

2	Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (96.8%)
30,000	Accenture PLC, Class A	$1,812,600
61,000	Amdocs, Ltd.†	1,853,790
19,000	Anixter International, Inc.(a)	1,241,460
19,100	Apple, Inc.†	6,411,297
25,200	Arrow Electronics, Inc.† (a)	1,045,800
41,400	Automatic Data Processing, Inc.(a)	2,180,952
22,800	Avnet, Inc.†	726,864
7,900	Baidu, Inc., ADR†	1,107,027
17,900	CACI International, Inc., Class A† (a)	1,129,132
100,900	Cisco Systems, Inc.	1,575,049
20,300	Cognizant Technology Solutions Corp., Class A†	1,488,802
88,500	Convergys Corp.† (a)	1,207,140
25,800	CSG Systems International, Inc.† (a)	476,784
28,200	Cymer, Inc.† (a)	1,396,182
23,100	eBay, Inc.†	745,437
4,300	First Solar, Inc.† (a)	568,761
205,700	Flextronics International, Ltd.†	1,320,594
5,700	Google, Inc., Class A†	2,886,366
20,700	Hewlett-Packard Co.(a)	753,480
17,600	Infosys Technologies, Ltd., ADR(a)	1,148,048
85,900	Ingram Micro, Inc., Class A†	1,558,226
163,500	Intel Corp.(a)	3,623,160
50,800	International Business Machines Corp.	8,714,740
15,100	KLA-Tencor Corp.(a)	611,248
24,400	Lender Processing Services, Inc.(a)	510,204
13,000	Linear Technology Corp.	429,260
5,100	Mastercard, Inc., Class A	1,536,834
136,500	MEMC Electronic Materials, Inc.† (a)	1,164,345
53,300	Methode Electronics, Inc.(a)	618,813
142,800	Microsoft Corp.	3,712,800
15,600	Multi-Fineline Electronix, Inc.† (a)	337,116
29,300	Novellus Systems, Inc.† (a)	1,058,902
81,500	Oracle Corp.	2,682,165
5,000	Perficient, Inc.†	51,300
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

28,200	Plexus Corp.† (a)	$981,642
60,800	QUALCOMM, Inc.	3,452,832
42,300	SAIC, Inc.† (a)	711,486
1,096	SunPower Corp., Class A† (a)	21,186
35,800	SYNNEX Corp.† (a)	1,134,860
36,800	TE Connectivity, Ltd.	1,352,768
27,100	Tech Data Corp.† (a)	1,324,919
46,800	Teradyne, Inc.† (a)	692,640
19,900	Tessera Technologies, Inc.†	341,086
33,500	Texas Instruments, Inc.	1,099,805
14,100	Visa, Inc., Class A	1,188,066

Total Common Stocks (Cost $60,423,080)		69,985,968
Collateral for Securities on Loan (28.3%)
20,439,291	State Street Navigator Prime Portfolio	20,439,291

Total Collateral for Securities on Loan (Cost $20,439,291)		20,439,291
Short-Term Investments (0.9%)
$687,224	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	687,224

Total Short-Term Investments (Cost $687,224)		687,224
Total Investments 126.0% (Cost $81,549,595)		91,112,483
Liabilities Less Other Assets (26.0)%		(18,820,602)

Net Assets 100.0%		$72,291,881

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON Information Technology Fund
Industry Composition
June 30, 2011 (Unaudited)

IT Consulting & Other Services	23.3%
Computer Hardware	9.9%
Data Processing & Outsourced Services	9.8%
Technology Distributors	9.7%
Systems Software	8.9%
Semiconductors	7.9%
Semiconductor Equipment	7.3%
Communications Equipment	7.0%
Internet Software & Services	6.6%
Electronic Manufacturing Services	6.4%

96.8%

1	Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund
Sector Composition
June 30, 2011 (Unaudited)

Information Technology	96.8%

96.8%

2       Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.6%)
15,000	A Schulman, Inc.(a)	$377,850
25,000	Agrium, Inc.	2,194,000
45,000	Air Products & Chemicals, Inc.	4,301,100
200,000	Alcoa, Inc.	3,172,000
55,000	ArcelorMittal	1,911,800
25,000	Archer-Daniels-Midland Co.	753,750
35,000	Ashland, Inc.(a)	2,261,700
10,000	Cabot Corp.	398,700
25,000	Calgon Carbon Corp.† (a)	425,000
50,000	Century Aluminum Co.† (a)	782,500
35,000	CF Industries Holdings, Inc.	4,958,450
30,000	Cliffs Natural Resources, Inc.(a)	2,773,500
220,000	Dow Chemical Co.(a)	7,920,000
175,000	E.I. du Pont de Nemours & Co.	9,458,750
40,000	Ecolab, Inc.	2,255,200
160,000	Freeport-McMoRan Copper & Gold, Inc.	8,464,000
25,000	Koppers Holdings, Inc.	948,250
115,000	Monsanto Co.	8,342,100
20,000	Mosaic Co.	1,354,600
30,000	Norfolk Southern Corp.	2,247,900
55,000	Nucor Corp.(a)	2,267,100
20,000	POSCO, ADR	2,172,400
35,000	Potash Corp. of Saskatchewan, Inc.	1,994,650
10,000	PPG Industries, Inc.	907,900
65,000	Praxair, Inc.	7,045,350
25,000	Reliance Steel & Aluminum Co.	1,241,250
25,000	Rock-Tenn Co., Class A(a)	1,658,500
35,000	RPM International, Inc.	805,700
30,000	Sonoco Products Co.(a)	1,066,200
100,000	Steel Dynamics, Inc.(a)	1,625,000
20,000	Union Pacific Corp.	2,088,000
15,000	Vale S.A., ADR	479,250
60,000	Valspar Corp.(a)	2,163,600

Total Common Stocks (Cost $71,026,337)		90,816,050

1	SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value

Collateral for Securities on Loan (15.5%)
14,108,098 State Street Navigator Prime Portfolio	$14,108,098

Total Collateral for Securities on Loan (Cost $14,108,098)	14,108,098
Total Investments 115.1% (Cost $85,134,435)	104,924,148
Liabilities Less Other Assets (15.1)%	(13,774,110)

Net Assets 100.0%	$91,150,038

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt

2	SCHEDULE OF INVESTMENTS

ICON Materials Fund
Industry Composition
June 30, 2011 (Unaudited)

Diversified Chemicals	23.0%
Fertilizers & Agricultural Chemicals	20.7%
Steel	13.7%
Industrial Gases	12.4%
Diversified Metals & Mining	9.3%
Specialty Chemicals	6.1%
Railroads	4.8%
Aluminum	4.3%
Paper Packaging	3.0%
Commodity Chemicals	1.5%
Agricultural Products	0.8%
99.6%
1     Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund
Sector Composition
June 30, 2011 (Unaudited)

Materials	94.0%
Industrials	4.8%
Consumer Staples	0.8%
99.6%
2     Percentages are based upon common stocks as a percentage of net assets.

ICON TELECOMMUNICATION & UTILITIES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.5%)
15,600	AGL Resources, Inc.	$635,076
7,600	American Electric Power Co., Inc.	286,368
18,000	American Water Works Co., Inc.	530,100
55,400	AT&T, Inc.	1,740,114
51,200	Duke Energy Corp.	964,096
18,000	E.ON AG, ADR	511,920
5,000	Entergy Corp.	341,400
11,200	Exelon Corp.	479,808
6,200	FirstEnergy Corp.	273,730
31,200	France Telecom S.A., ADR	664,248
19,200	NextEra Energy, Inc.	1,103,232
11,700	PG&E Corp.	491,751
44,500	PPL Corp.	1,238,435
32,600	Public Service Enterprise Group, Inc.	1,064,064
28,200	SCANA Corp.	1,110,234
17,700	Sempra Energy	935,976
48,200	Southern Co.	1,946,316
21,400	UGI Corp.	682,446
19,400	Vectren Corp.	540,484
4,600	Veolia Environnement S.A., ADR	130,364
56,900	Verizon Communications, Inc.	2,118,387
11,600	WGL Holdings, Inc.	446,484
Total Common Stocks (Cost $17,015,187)		18,235,033
Total Investments 99.5% (Cost $17,015,187)		18,235,033
Other Assets Less Liabilities 0.5%		90,137
Net Assets 100.0%		$18,325,170
The accompanying notes are an integral part of the schedule of investments.

ADR            American Depositary Receipt
1     SCHEDULE OF INVESTMENTS

ICON Telecommunication & Utilities Fund
Industry Composition
June 30, 2011 (Unaudited)

Electric Utilities	39.0%
Integrated Telecommunication Services	24.7%
Multi-Utilities	23.3%
Gas Utilities	9.6%
Water Utilities	2.9%

99.5%

1     Percentages are based upon common stocks as a percentage of net assets.

ICON Telecommunication & Utilities Fund
Sector Composition
June 30, 2011 (Unaudited)

Telecommunication & Utilities	99.5%

99.5%

2      Percentages are based upon common stocks as a percentage of net assets.

ICON ASIA-PACIFIC REGION FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.6%)
648,000	Agricultural Bank of China, Ltd., Class H	$342,997
20,200	Aisin Seiki Co., Ltd.	781,650
364,000	Alliance Financial Group Bhd.	383,791
196,000	Apollo Tyres, Ltd.	341,687
62,100	Australia & New Zealand Banking Group, Ltd.	1,472,069
397,000	Axiata Group Bhd.	659,741
3,500	Baidu, Inc., ADR†	490,455
620,000	Bank Danamon Indonesia Tbk PT	435,027
1,144,000	Bank of Ayudhya PCL	1,027,416
1,083,500	Bank of China, Ltd., Class H	531,727
29,300	Bank of India†	271,826
689,000	Bank Rakyat Indonesia Persero Tbk PT	524,085
435,000	BBMG Corp.	653,407
42,700	BHP Billiton, Ltd.	2,018,040
40,700	BS Financial Group, Inc.†	575,629
18,000	Caltex Australia, Ltd.	228,391
650,000	Chaoda Modern Agriculture Holdings, Ltd.	280,836
32,000	Cheung Kong Holdings, Ltd.	469,921
1,434,870	China Construction Bank Corp., Class H	1,196,359
466,000	China National Materials Co., Ltd., Class H	383,523
761,000	China Petroleum & Chemical Corp., Class H	774,459
322,000	China Resources Cement Holdings, Ltd.	305,062
120,000	China Shineway Pharmaceutical Group, Ltd.	239,217
127,000	China Yurun Food Group, Ltd.	359,099
870	CJ CheilJedang Corp.	192,259
30,000	Coca-Cola Amatil, Ltd.	368,097
5,750	Daelim Industrial Co., Ltd.	695,590
117,800	Dah Sing Financial Group, Ltd.	603,859
78,000	DBS Group Holdings, Ltd.	933,057
10,600	Doosan Corp.	1,245,641
34,700	Doosan Infracore Co., Ltd.†	774,500
1,276,000	Ezion Holdings, Ltd.	723,802
10,600	FamilyMart Co., Ltd.	389,202
233,000	Gamuda Bhd.	297,506
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

45,000	Glenmark Pharmaceuticals, Ltd.	$323,136
134,000	Goodpack, Ltd.	199,881
356,000	Guangzhou Automobile Group Co., Ltd., Class H	436,548
25,700	Hana Financial Group, Inc.	901,808
14,200	Hanwha Corp.	651,850
30,200	HCL Technologies, Ltd.	335,033
57,000	Hengan International Group Co., Ltd.	512,915
238,000	Hitachi, Ltd.(a)	1,412,530
24,200	Honda Motor Co., Ltd. (a)	932,351
138,500	Housing Development & Infrastructure, Ltd.†	496,748
12,800	Hyosung Corp.	1,103,846
2,600	Hyundai Motor Co.	579,627
970,000	Indika Energy Tbk PT	436,397
287,000	Indocement Tunggal Prakarsa Tbk PT	571,624
288,000	Insurance Australia Group, Ltd.	1,052,920
132,000	ITOCHU Corp.	1,372,913
14,000	JSR Corp.	271,364
121,000	Kasikornbank PCL	486,416
99,000	Kingboard Chemical Holdings, Ltd.	460,580
13,500	Kintetsu World Express, Inc. (a)	443,341
7,400	Korea Gas Corp.	256,894
41,000	Korea Life Insurance Co., Ltd.	297,934
22,500	Kuraray Co., Ltd.	329,625
1,131,000	KWG Property Holding, Ltd.	753,391
11,000	LG Display Co., Ltd.	307,028
7,730	LS Corp.	799,695
105,000	Lupin, Ltd.	1,059,241
33,000	MacArthur Coal, Ltd.	389,305
71,407	Meritz Fire & Marine Insurance Co., Ltd.	882,961
380,000	Metropolitan Bank & Trust	614,700
137,000	Minebea Co., Ltd.	730,951
204,000	Minth Group, Ltd.	331,313
80,000	Mitsubishi Gas Chemical Co., Inc.	586,123
117,000	Mitsubishi Materials Corp.†	368,637
66,400	Mitsui & Co., Ltd.	1,148,064
222,000	MobileOne, Ltd.	457,775
52,400	National Australia Bank, Ltd.	1,448,726
10,800	Newcrest Mining, Ltd.	437,613
39,000	NHK Spring Co., Ltd.	398,817
1,700	NHN Corp.†	301,388
2       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

2,800	Nitori Holdings Co., Ltd.	$265,747
12,300	Nitto Denko Corp.	624,977
201,000	Noble Group, Ltd. (a)	323,682
1,920	OCI Co., Ltd.	728,193
301,000	OneSteel, Ltd.	601,094
11,000	Orica, Ltd.	318,906
4,800	Otsuka Corp.	298,844
119,000	Oversea-Chinese Banking Corp., Ltd.	908,963
590,000	PetroChina Co., Ltd., Class H	865,060
2,405	POSCO	1,044,867
734,000	Pruksa Real Estate PCL	440,516
63,000	PTT Chemical PCL	302,731
146,000	PTT Exploration & Production PCL	815,396
58,400	PTT PCL	638,975
22,000	Reliance Industries, Ltd.	441,511
10,600	Rio Tinto, Ltd.	948,792
54,500	Sesa Goa, Ltd.	345,448
1,350,000	Shenzhen Expressway Co., Ltd., Class H	763,162
17,400	Shinhan Financial Group Co., Ltd.	832,061
100,000	Sime Darby Bhd.	305,998
132,000	Singapore Technologies Engineering, Ltd.	324,128
2,200	SK C&C Co., Ltd.	268,973
4,700	SK Holdings Co., Ltd.	819,310
4,790	SK Innovation Co., Ltd.	904,420
5,100	SMC Corp. (a)	919,377
251,000	Sterlite Industries India, Ltd.†	939,781
140,000	Straits Asia Resources, Ltd. (a)	342,193
155,000	Sumitomo Chemical Co., Ltd.	773,929
40,000	Sumitomo Rubber Industries, Ltd. (a)	484,045
28,500	Tata Motors, Ltd.	634,145
20,500	Tata Steel, Ltd.	281,488
587,000	Telekomunikasi Indonesia Tbk PT	505,470
534,000	Thai Union Frozen Products PCL	836,165
24,300	Tokio Marine Holdings, Inc.	680,264
5,000	Tokyo Electron, Ltd.	273,414
32,600	Toyota Motor Corp.	1,342,442
58,400	Union Bank of India	386,139
143,000	United Phosphorus, Ltd.†	487,820
128,939	United Tractors Tbk PT	375,434
3,300	USS Co., Ltd.	255,993

3       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

68,000	Wilmar International, Ltd. (a)	$300,833
16,000	Woolworths, Ltd.	477,387
46,400	Woori Finance Holdings Co., Ltd.	609,359
Total Common Stocks (Cost $62,286,661)		70,889,368
Collateral for Securities on Loan (5.1%)
3,633,540	State Street Navigator Prime Portfolio	3,633,540

Total Collateral for Securities on Loan (Cost $3,633,540)		3,633,540
Short-Term Investments (0.1%)
$58,183	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	58,183
Total Short-Term Investments (Cost $58,183)		58,183
Total Investments 103.8% * (Cost $65,978,384)		74,581,091
Liabilities Less Other Assets (3.8)%		(2,699,551)
Net Assets 100.0%		$71,881,540
The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2011 was 96.7% of net assets.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
4       SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund
Industry Composition
June 30, 2011 (Unaudited)

Diversified Banks	19.3%
Diversified Metals & Mining	6.5%
Automobile Manufacturers	4.6%
Trading Companies & Distributors	4.0%
Commodity Chemicals	3.8%
Property & Casualty Insurance	3.6%
Industrial Machinery	3.4%
Industrial Conglomerates	3.3%
Integrated Oil & Gas	3.2%
Steel	3.2%
Real Estate Development	3.0%
Diversified Chemicals	2.9%
Pharmaceuticals	2.3%
Oil & Gas Refining & Marketing	2.2%
Construction Materials	2.1%
Auto Parts & Equipment	2.1%
Electronic Equipment & Instruments	2.0%
Construction & Farm Machinery & Heavy Trucks	1.9%
Packaged Foods & Meats	1.9%
Wireless Telecommunication Services	1.5%
Construction & Engineering	1.4%
IT Consulting & Other Services	1.3%
Specialty Chemicals	1.2%
Food Retail	1.2%
Tires & Rubber	1.1%
Oil & Gas Exploration & Production	1.1%
Electrical Components & Equipment	1.1%
Internet Software & Services	1.1%
Coal & Consumable Fuels	1.1%
Electronic Components	1.1%
Highways & Railtracks	1.1%
Oil & Gas Equipment & Services	1.0%
Other Industries (each less than 1%)	8.0%
98.6%
1     Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund
Sector Composition
June 30, 2011 (Unaudited)

Financial	27.2%
Materials	21.0%
Industrials	17.5%
Energy	8.6%
Consumer Discretionary	8.5%
Information Technology	5.8%
Consumer Staples	5.2%
Telecommunication & Utilities	2.6%
Health Care	2.2%

98.6%

2     Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund
Country Composition
June 30, 2011 (Unaudited)

Japan	21.0%
South Korea	20.5%
Australia	13.6%
China	11.0%
India	8.8%
Thailand	6.3%
Singapore	5.8%
Hong Kong	4.4%
Indonesia	4.0%
Malaysia	2.3%
Philippines	0.9%

98.6%

3     Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.1%)
25,500	ABB, Ltd.	$662,549
2,100	Adidas AG	166,491
3,900	Air Liquide S.A.	558,722
6,600	Allianz SE	920,349
7,700	Anheuser-Busch InBev NV	446,888
1,200	Aperam	38,762
24,000	ArcelorMittal	834,631
10,700	Assa Abloy AB, Class B	287,597
50,200	AXA S.A.	1,139,547
6,250	BASF SE	612,633
3,900	Bauer AG	165,920
3,130	Bayer AG	251,391
2,500	Bayerische Motoren Werke AG	249,647
27,900	BHP Billiton PLC	1,096,296
5,478	BNP Paribas	422,403
123,300	BP PLC	907,857
3,860	Brenntag AG(a)	448,952
10,100	Carrefour S.A.†(a)	415,206
10,834	Cie Generale des Etablissements Michelin, Class B	1,061,079
26,800	CNP Assurances	583,443
41,400	Deutsche Post AG	795,900
19,100	DSV A/S	458,489
12,300	Duerr AG	500,260
29,300	Essar Energy PLC†	192,198
41,800	GEA Group AG	1,496,966
21,600	ING Groep NV†	266,188
12,600	K+S AG	967,533
20,200	Kloeckner & Co. SE	608,529
141,000	KOC Holding A/S	606,204
7,800	Koninklijke Philips Electronics NV	200,460
6,900	Lanxess AG	565,997
154,000	Legal & General Group PLC	291,740
1,600	Linde AG	280,714
10,000	LUKOIL OAO, ADR(a)	637,500
1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

3,500	MAN SE(a)	$466,199
1,800	Mayr Melnhof Karton AG	212,760
6,700	Metro AG	405,738
3,700	MTU Aero Engines Holding AG	295,526
1,150	Muenchener Rueckversicherungs Gesellschaft AG	175,553
12,480	Neste Oil Oyj	195,781
19,700	Nestle S.A.	1,225,901
11,900	Novartis AG	729,317
270,100	Old Mutual PLC	578,184
10,900	OMV AG	476,182
15,200	Pandora A/S(a)	479,611
6,200	Renault S.A.	367,848
71,000	Rexam PLC	436,501
7,800	Rheinmetall AG	690,008
6,600	RioTinto PLC	476,558
1,860	Roche Holding AG	311,402
34,000	Royal Dutch Shell PLC, Class B	1,213,322
19,600	SAP AG	1,188,314
1,800	Schneider Electric S.A. (a)	300,549
10,800	Seadrill, Ltd.	379,715
13,700	Siemens AG	1,882,665
385	Sika AG	929,361
3,664	Societe Generale	217,004
40,300	Statoil ASA	1,020,235
20,000	Svenska Cellulosa AB, Class B	281,991
27,700	Takkt AG	448,263
149,000	Tekfen Holding A/S	513,540
65,200	Telenor ASA	1,067,017
20,800	Temenos Group AG†	641,522
20,900	Total S.A.	1,208,301
4,900	Transocean, Ltd.	319,893
13,600	Unilever NV	446,360
12,018	Vallourec S.A.(a)	1,465,183
17,600	Vedanta Resources PLC	591,638
2,600	Wacker Chemie AG	561,601
4,000	Yara International ASA	224,741
33,600	YIT Oyj	841,101

Total Common Stocks (Cost $36,672,247)		42,404,426
2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Preferred Stock (0.4%)
2,400	Porsche Automobil Holding SE	$190,374

Total Preferred Stocks (Cost $164,631)		190,374
Collateral for Securities on Loan (5.5%)
2,371,003	State Street Navigator Prime Portfolio	2,371,003

Total Collateral for Securities on Loan (Cost $2,371,003)		2,371,003
Short-Term Investments (0.4%)
$147,822	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	147,822
Total Short-Term Investments (Cost $147,822)		147,822
Total Investments 105.4% * (Cost $39,355,703)		45,113,625
Liabilities Less Other Assets (5.4)%		(2,329,707)
Net Assets 100.0%		$42,783,918

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2011 was 98.1% of net assets.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
3      SCHEDULE OF INVESTMENTS

ICON Europe Fund
Industry Composition
June 30, 2011 (Unaudited)

Integrated Oil & Gas	12.8%
Industrial Machinery	8.1%
Industrial Conglomerates	7.9%
Diversified Metals & Mining	5.1%
Multi-line Insurance	4.8%
Application Software	4.3%
Packaged Foods & Meats	3.9%
Construction & Engineering	3.5%
Specialty Chemicals	3.5%
Life & Health Insurance	3.4%
Pharmaceuticals	3.0%
Fertilizers & Agricultural Chemicals	2.8%
Diversified Chemicals	2.7%
Integrated Telecommunication Services	2.5%
Tires & Rubber	2.5%
Trading Companies & Distributors	2.5%
Steel	2.0%
Industrial Gases	2.0%
Hypermarkets & Super Centers	1.9%
Automobile Manufacturers	1.9%
Air Freight & Logistics	1.9%
Oil & Gas Drilling	1.6%
Heavy Electrical Equipment	1.5%
Apparel, Accessories & Luxury Goods	1.5%
Diversified Banks	1.5%
Construction & Farm Machinery & Heavy Trucks	1.1%
Trucking	1.1%
Catalog Retail	1.0%
Brewers	1.0%
Metal & Glass Containers	1.0%
Other Industries (each less than 1%)	5.2%

99.5%

1       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund
Sector Composition
June 30, 2011 (Unaudited)

Industrials	29.6%
Materials	20.3%
Energy	15.3%
Financial	10.7%
Consumer Discretionary	6.9%
Consumer Staples	6.9%
Information Technology	4.3%
Health Care	3.0%
Telecommunication & Utilities	2.5%

99.5%

2       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund
Country Composition
June 30, 2011 (Unaudited)

Germany	33.5%
France	18.1%
Switzerland	11.3%
United Kingdom	10.2%
Norway	5.4%
Netherlands	5.0%
Turkey	2.6%
Finland	2.4%
Denmark	2.2%
Luxembourg	2.0%
Austria	1.6%
Russia	1.5%
Sweden	1.3%
Belgium	1.0%
Bermuda	0.9%
Mauritius	0.5%

99.5%

3       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (92.8%)
34,000	Adani Enterprises, Ltd.	$544,642
727,000	Agricultural Bank of China, Ltd., Class H	384,814
6,000	Air Liquide S.A.	859,573
7,400	Allianz SE	1,031,906
480,000	America Movil S.A.B. de C.V., Series L	647,325
9,100	Anheuser-Busch InBev NV	528,140
276,000	Apollo Tyres, Ltd.	481,151
336,000	Ashok Leyland, Ltd.	367,196
65,000	AXA S.A.	1,475,509
4,700	Baidu, Inc., ADR†	658,611
645,000	Bank Danamon Indonesia Tbk PT	452,568
1,853,500	Bank of China, Ltd., Class H	909,604
16,000	Bank of Nova Scotia(a)	963,865
28,500	Barrick Gold Corp.	1,294,017
7,900	BASF SE	774,368
528,000	BBMG Corp.	793,101
33,700	BHP Billiton, Ltd.	1,592,692
158,400	Billabong International, Ltd. (a)	1,026,370
123,410	BP PLC	908,667
6,000	Brenntag AG(a)	697,852
6,200	Carrefour S.A.†(a)	254,879
35,100	Centerra Gold, Inc.	582,301
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.	735,357
1,055,020	China Construction Bank Corp., Class H	879,650
1,121,000	China Green Holdings, Ltd.	724,425
455,000	China International Marine Containers Group Co., Ltd., Class B	741,357
406,000	China Minsheng Banking Corp., Ltd., Class H	375,465
1,168,000	China National Materials Co., Ltd., Class H	961,276
1,980,000	China Petroleum & Chemical Corp., Class H	2,015,017
240,000	China Resources Cement Holdings, Ltd.	227,376
192,000	China Shineway Pharmaceutical Group, Ltd.	382,747
108,000	China Yurun Food Group, Ltd.	305,376
39,700	Cia Siderurgica Nacional S.A.	488,158
10,400	Cie Generale des Etablissements Michelin, Class B	1,018,573
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

44,800	CNP Assurances	$975,308
8,200	Daelim Industrial Co., Ltd.	991,972
41,300	Deutsche Post AG	793,978
11,300	Doosan Corp.	1,327,901
96,000	Duratex S.A.	812,584
66,000	Essar Energy PLC†	432,937
30,000	Exxaro Resources, Ltd.	794,092
1,793,000	Ezion Holdings, Ltd.	1,017,067
72,600	GEA Group AG	2,599,994
21,500	Goldcorp, Inc.	1,039,945
28,000	Hana Financial Group, Inc.	982,515
173,000	Hitachi, Ltd. (a)	1,026,755
19,900	Hyosung Corp.	1,716,136
108,000	Hypermarcas S.A.	1,017,268
6,100	Hyundai Motor Co.	1,359,895
1,380,000	Indika Energy Tbk PT	620,853
29,100	Industrial Bank of Korea	510,309
26,000	JSW Steel, Ltd.†	517,141
11,000	KB Financial Group, Inc.	522,919
2,500	KCC Corp.	785,232
29,000	Kloeckner & Co. SE	873,631
237,300	KOC Holding A/S	1,020,229
149,000	Korea Life Insurance Co., Ltd.	1,082,735
34,000	LG Fashion Corp.	1,338,431
4,100	Metro AG	248,287
258,000	Minth Group, Ltd.	419,013
117,000	Mitsui & Co., Ltd.	2,022,944
22,500	Nestle S.A.	1,400,141
686,181	Noble Group, Ltd.(a)	1,104,999
113,000	Northam Platinum, Ltd.	711,609
2,200	OCI Co., Ltd.	834,388
92,000	Oil & Natural Gas Corp., Ltd.†	565,356
451,000	Old Mutual PLC	965,424
460,000	OneSteel, Ltd.	918,616
29,500	Pan American Silver Corp.	913,645
17,400	Pandora A/S(a)	549,029
5,240	POSCO	2,276,549
32,500	Potash Corp. of Saskatchewan, Inc.	1,856,084
344,000	PTT Aromatics & Refining PCL	421,606
292,000	PTT Chemical PCL	1,403,135
2     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

6,300	Rio Tinto, Ltd.	$563,905
39,500	Royal Dutch Shell PLC, Class B	1,409,594
33,400	SAP AG	2,024,984
19,300	Seadrill, Ltd.	678,565
21,000	Siemens AG	2,885,836
515	Sika AG	1,243,171
2,300	SK C&C Co., Ltd.	281,199
9,900	SK Holdings Co., Ltd.	1,725,780
2,900	SK Innovation Co., Ltd.	547,561
61,300	Statoil ASA	1,551,871
293,000	Sterlite Industries India, Ltd.†	1,097,035
137,000	Sumitomo Heavy Industries, Ltd.	956,242
29,500	Suncor Energy, Inc.	1,156,203
86,000	Tata Motors, Ltd.	1,913,561
218,800	Tekfen Holding A/S	754,111
71,000	Telenor ASA	1,161,936
28,300	Temenos Group AG†(a)	872,841
25,000	Teva Pharmaceutical Industries, Ltd., ADR	1,205,500
703,000	Thai Union Frozen Products PCL	1,100,794
24,800	Toronto-Dominion Bank(a)	2,102,902
31,155	Total S.A.	1,801,178
218,000	United Phosphorus, Ltd.†	743,670
413,727	United Tractors Tbk PT	1,204,656
17,070	Vallourec S.A.	2,081,101
21,400	Vedanta Resources PLC	719,378
114,000	Wal-Mart de Mexico S.A.B. de C.V., Series V	338,344
38,300	YIT Oyj	958,754

Total Common Stocks
(Cost $92,067,088)		99,935,252
Preferred Stocks (6.5%)
62,340	Banco Bradesco S.A.	1,266,253
184,000	Investimentos Itau S.A.	1,413,616
168,000	Petroleo Brasileiro S.A.	2,553,398
61,000	Vale S.A., Class A	1,744,812

Total Preferred Stocks
(Cost $6,046,639)		6,978,079
Collateral for Securities on Loan (5.7%)
6,108,888	State Street Navigator Prime Portfolio	6,108,888

Total Collateral for Securities on Loan (Cost $6,108,888)		6,108,888
3     SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value

Short-Term Investment (0.5%)
$ 538,315 State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	$538,315
Total Short-Term Investments (Cost $538,315)	538,315
Total Investments 105.5% * (Cost $104,760,930)	113,560,534
Liabilities Less Other Assets (5.5)%	(5,873,879)
Net Assets 100.0%	$107,686,655
The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

*	The value of foreign securities fair valued (Note 2) as of June 30, 2011 was 78.8% of net assets.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
4     SCHEDULE OF INVESTMENTS

ICON International Equity Fund
Industry Composition
June 30, 2011 (Unaudited)

Integrated Oil & Gas	10.6%
Diversified Banks	10.0%
Industrial Conglomerates	6.5%
Industrial Machinery	5.9%
Steel	5.5%
Trading Companies & Distributors	4.9%
Diversified Metals & Mining	4.4%
Construction & Farm Machinery & Heavy Trucks	4.1%
Commodity Chemicals	2.9%
Life & Health Insurance	2.8%
Gold	2.7%
Apparel, Accessories & Luxury Goods	2.7%
Application Software	2.7%
Packaged Foods & Meats	2.6%
Construction & Engineering	2.5%
Fertilizers & Agricultural Chemicals	2.4%
Multi-line Insurance	2.3%
Precious Metals & Minerals	1.5%
Diversified Chemicals	1.5%
Pharmaceuticals	1.5%
Tires & Rubber	1.4%
Agricultural Products	1.4%
Oil & Gas Refining & Marketing	1.3%
Automobile Manufacturers	1.3%
Specialty Chemicals	1.2%
Integrated Telecommunication Services	1.1%
Other Industries (each less than 1%)	11.6%

99.3%

1       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Sector Composition
June 30, 2011 (Unaudited)

Industrials	25.4%
Materials	24.6%
Financial	15.1%
Energy	14.6%
Consumer Staples	6.2%
Consumer Discretionary	5.7%
Information Technology	4.5%
Telecommunication & Utilities	1.7%
Health Care	1.5%

99.3%

2       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Country Composition
June 30, 2011 (Unaudited)

South Korea	15.1%
Germany	11.1%
Canada	9.2%
Brazil	8.6%
China	8.2%
France	7.9%
India	5.8%
Australia	3.8%
Japan	3.7%
Switzerland	3.3%
Thailand	2.7%
Hong Kong	2.6%
Norway	2.5%
United Kingdom	2.4%
Indonesia	2.1%
Turkey	1.7%
South Africa	1.4%
Netherlands	1.3%
Israel	1.1%
Singapore	1.0%
Mexico	0.9%
Finland	0.9%
Bermuda	0.6%
Denmark	0.5%
Belgium	0.5%
Mauritius	0.4%

99.3%

3       Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (86.0%)
$220,000	ACE INA Holdings, Inc.	8.88%	08/15/29	$287,241
1,100,000	AES Corp.	7.75%	10/15/15	1,174,250
1,000,000	Alcoa, Inc.	6.75%	07/15/18	1,105,926
950,000	Alcoa, Inc.(a)	5.72%	02/23/19	988,122
1,000,000	Alcoa, Inc.	6.75%	01/15/28	1,043,784
1,000,000	Allied Waste North America, Inc.	6.88%	06/01/17	1,083,750
2,000,000	Ally Financial, Inc.	6.88%	09/15/11	2,015,000
2,000,000	Ally Financial, Inc.(a)	6.00%	12/15/11	2,025,000
2,000,000	Ally Financial, Inc.(a)	6.75%	12/01/14	2,096,048
1,000,000	Ameren Energy Generating Co.(a)	7.00%	04/15/18	1,023,729
1,440,000	American Express Bank FSB(b)	0.49%	06/12/17	1,367,218
1,000,000	American Express Co.	7.00%	03/19/18	1,176,837
400,000	American International Group, Inc.	5.38%	10/18/11	404,000
900,000	American International Group, Inc.(a)	4.25%	05/15/13	925,176
900,000	American International Group, Inc.	8.25%	08/15/18	1,033,764
650,000	Arizona Public Service Co.	6.38%	10/15/11	660,178
1,000,000	Associated Banc Corp.	6.75%	08/15/11	1,005,191
800,000	Avnet, Inc.	6.00%	09/01/15	879,330
250,000	Bank of America Corp.	5.42%	03/15/17	255,039
900,000	Bank of America Corp.	5.63%	07/01/20	929,261
1,000,000	Bank of America Corp.	6.80%	03/15/28	1,022,061
950,000	Bank of America NA(b)	0.55%	06/15/17	844,601
1,000,000	BB&T Corp.	5.25%	11/01/19	1,053,774
950,000	Bear Stearns Cos., Inc.(a) (b)	0.65%	11/21/16	909,377
401,000	Bill Barrett Corp.(a)	9.88%	07/15/16	449,120
950,000	Citigroup, Inc.	6.00%	08/15/17	1,040,332
1,000,000	Citigroup, Inc.	6.13%	05/15/18	1,101,230
400,000	Comcast Cable Communications LLC	8.88%	05/01/17	510,172
500,000	Comcast Cable Holdings LLC	9.80%	02/01/12	525,801
1,000,000	Commercial Metals Co.	7.35%	08/15/18	1,067,698
1,000,000	Computer Sciences Corp.	6.50%	03/15/18	1,070,952
900,000	Cooper Tire & Rubber Co.(a)	7.63%	03/15/27	866,250
1,000,000	Coventry Health Care, Inc.	5.88%	01/15/12	1,023,708
114,000	Cox Communications, Inc.	7.63%	06/15/25	140,282
1       SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$450,000	Dean Foods Co.	6.90%	10/15/17	$441,000
950,000	Delphi Financial Group, Inc.(a)	7.88%	01/31/20	1,057,272
1,000,000	Delta Air Lines, Inc., Series 2001, Class 1B	7.71%	03/18/13	1,010,000
500,000	Denbury Resources, Inc.	9.75%	03/01/16	558,750
31,000	Dillard’s, Inc.	9.13%	08/01/11	31,128
210,000	Dillard’s, Inc.	7.85%	10/01/12	223,125
607,000	Dole Food Co., Inc.(a)	8.75%	07/15/13	660,112
450,000	Exelon Generation Co. LLC	5.35%	01/15/14	487,053
750,000	Exelon Generation Co. LLC	6.20%	10/01/17	846,082
900,000	Exelon Generation Co. LLC(a)	4.00%	10/01/20	849,436
23,000	FirstEnergy Corp., Series B(a)	6.45%	11/15/11	23,430
1,000,000	Ford Motor Credit Co. LLC	7.25%	10/25/11	1,015,006
1,000,000	Ford Motor Credit Co. LLC	7.50%	08/01/12	1,046,404
1,000,000	Ford Motor Credit Co. LLC	5.63%	09/15/15	1,035,189
600,000	Freeport-McMoRan Copper & Gold, Inc.	8.38%	04/01/17	655,500
1,000,000	Frontier Communications Corp.(a)	8.13%	10/01/18	1,086,250
900,000	Gap, Inc.	5.95%	04/12/21	864,638
500,000	General Electric Capital Corp.(a)	4.75%	09/15/14	541,972
1,000,000	General Electric Capital Corp.(a) (b)	0.47%	05/11/16	950,723
397,000	Genworth Financial, Inc.	5.65%	06/15/12	410,320
1,000,000	Goldman Sachs Group, Inc.(b)	0.70%	03/22/16	943,041
1,000,000	Goldman Sachs Group, Inc.	5.95%	01/15/27	980,254
900,000	Goodyear Tire & Rubber Co.(a)	8.25%	08/15/20	972,000
1,000,000	Hartford Financial Services Group, Inc.	6.30%	03/15/18	1,087,404
1,000,000	HCP, Inc.	5.65%	12/15/13	1,095,664
1,500,000	HCP, Inc.	6.30%	09/15/16	1,676,803
500,000	HCP, Inc.(a)	6.70%	01/30/18	558,970
1,000,000	Horace Mann Educators Corp.	6.85%	04/15/16	1,087,925
500,000	HSBC Finance Corp.	4.75%	07/15/13	529,457
900,000	HSBC Finance Corp.(b)	5.36%	11/10/13	918,135
1,000,000	Humana, Inc.	7.20%	06/15/18	1,160,834
900,000	International Paper Co.	7.95%	06/15/18	1,071,625
950,000	JC Penney Corp., Inc.(a)	7.95%	04/01/17	1,069,937
450,000	John Hancock Life Insurance Co.(c) (d)	7.38%	02/15/24	499,587
1,000,000	JPMorgan Chase Bank NA(b)	0.58%	06/13/16	936,189
1,000,000	Lincoln National Corp.	7.00%	03/15/18	1,144,915
1,000,000	Lincoln National Corp.	8.75%	07/01/19	1,261,898
1,400,000	Lorillard Tobacco Co.	6.88%	05/01/20	1,518,902
1,000,000	Masco Corp.	6.13%	10/03/16	1,027,247
2       SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$450,000	Massey Energy Co.	6.88%	12/15/13	$456,750
350,000	Merrill Lynch & Co., Inc.	5.45%	02/05/13	371,277
1,100,000	Merrill Lynch & Co., Inc.(b)	4.73%	05/05/14	1,115,048
1,500,000	Morgan Stanley(a)	4.75%	04/01/14	1,563,579
900,000	Morgan Stanley(b)	0.76%	10/15/15	851,881
950,000	Morgan Stanley	3.50%	10/15/20	943,608
1,000,000	National City Bank(b)	0.62%	06/07/17	936,647
1,000,000	National City Corp.(a)	6.88%	05/15/19	1,152,395
500,000	Newfield Exploration Co.(a)	7.13%	05/15/18	530,000
122,000	NLV Financial Corp.(c) (d)	6.50%	03/15/35	97,591
1,000,000	NRG Energy, Inc.(a)	7.38%	01/15/17	1,047,500
600,000	Pitney Bowes, Inc.(a)	4.75%	05/15/18	613,784
750,000	PPL Energy Supply LLC	6.50%	05/01/18	846,196
180,000	Provident Cos., Inc.	7.00%	07/15/18	202,941
1,000,000	Reynolds American, Inc.	7.25%	06/01/12	1,056,295
900,000	Reynolds American, Inc.	7.25%	06/01/13	994,994
1,000,000	Rowan Cos., Inc.	7.88%	08/01/19	1,188,348
500,000	RR Donnelley & Sons Co.	4.95%	04/01/14	508,402
1,350,000	RR Donnelley & Sons Co.	6.13%	01/15/17	1,319,644
900,000	RR Donnelley & Sons Co.	6.63%	04/15/29	804,143
500,000	Ryder System, Inc.	5.85%	03/01/14	546,896
1,350,000	Southern Copper Corp.(a)	5.38%	04/16/20	1,382,806
250,000	Springleaf Finance Corp.(a)	5.20%	12/15/11	250,438
1,000,000	State Street Bank & Trust Co.(b)	0.45%	12/08/15	964,442
1,000,000	Suntrust Banks, Inc.(b)	0.60%	04/01/15	954,895
1,000,000	Suntrust Banks, Inc.(a)	6.00%	09/11/17	1,110,401
500,000	Tennessee Gas Pipeline Co.	7.00%	10/15/28	575,647
500,000	Tesoro Corp.	6.63%	11/01/15	511,250
900,000	Time Warner, Inc.	7.63%	04/15/31	1,079,800
1,000,000	Torchmark Corp.(a)	6.38%	06/15/16	1,089,383
1,800,000	Toys R Us, Inc.	7.38%	10/15/18	1,748,250
1,000,000	UIL Holdings Corp.	4.63%	10/01/20	975,419
1,000,000	United States Steel Corp.(a)	6.05%	06/01/17	992,500
500,000	Wachovia Corp.(a)	5.25%	08/01/14	535,932
1,950,000	Wachovia Corp.	5.75%	02/01/18	2,156,285
900,000	Wells Fargo Bank NA(b)	0.47%	05/16/16	838,498
1,000,000	Whirlpool Corp.	7.75%	07/15/16	1,181,626
1,000,000	Whiting Petroleum Corp.	7.00%	02/01/14	1,075,000
3       SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

$1,000,000	Willis North America, Inc.(a)	6.20%	03/28/17	$1,090,339

Total Corporate Bonds (Cost $96,963,408)				102,099,209
U.S. Treasury Obligations (4.3%)
2,000,000	U.S. Treasury Note	2.38%	07/31/17	2,021,250
1,000,000	U.S. Treasury Note	1.88%	08/31/17	980,000
2,000,000	U.S. Treasury Note	3.63%	02/15/20	2,115,782
Total U.S. Treasury Obligations (Cost $5,031,654)				5,117,032
Foreign Corporate Bonds (7.0%)
900,000	AngloGold Ashanti Holdings PLC	5.38%	04/15/20	886,151
900,000	ArcelorMittal(a)	5.50%	03/01/21	901,405
900,000	Aspen Insurance Holdings, Ltd.(a)	6.00%	12/15/20	930,217
500,000	BP Capital Markets PLC(a)	1.55%	08/11/11	500,521
1,000,000	Gold Fields Orogen Holding BVI, Ltd.(d)	4.88%	10/07/20	946,539
900,000	Petrobras International Finance Co. Pifco	5.38%	01/27/21	924,128
1,900,000	UBS AG	5.88%	12/20/17	2,084,243
900,000	Vale Overseas, Ltd.	8.25%	01/17/34	1,101,044

Total Foreign Corporate Bonds (Cost $8,252,936)				8,274,248
Foreign Government Bond (0.5%)
500,000	Republic of South Africa, YD	6.50%	06/02/14	560,750

Total Foreign Government Bonds (Cost $509,300)				560,750
Collateral for Securities on Loan (13.9%)
16,476,725	State Street Navigator Prime Portfolio			16,476,725
Total Collateral for Securities on Loan (Cost $16,476,725)				16,476,725
Total Investments 111.7% (Cost $127,234,023)				132,527,964
Liabilities Less Other Assets (11.7)%				(13,835,729)

Net Assets 100.0%				$118,692,235

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2011.

(b)	Floating Rate Security. Rate disclosed is as of June 30, 2011.

(c)	These securities are considered to be illiquid. The aggregate value of these securities at June 30, 2011 was $597,178, which represent 0.5% of the Fund’s Net Assets.

(d)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

YD	Yankee Dollar Bond

4	SCHEDULE OF INVESTMENTS

ICON Bond Fund
Credit Diversification
June 30, 2011 (Unaudited)

A1	3.3%
A2	6.9%
A3	11.3%
Aa2	2.1%
Aa3	4.1%
B1	8.8%
B2	1.1%
B3	2.5%
Ba1	5.3%
Ba2	5.7%
Ba3	0.9%
Baa1	7.8%
Baa2	12.3%
Baa3	20.5%
NR	0.4%

93.0%

1	Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets.

Ratings based on Moody’s Investors Service, Inc.

ICON CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.9%)
22,100	Accenture PLC, Class A	$1,335,282
53,800	Alpha Natural Resources, Inc.†	2,444,672
7,900	Apple, Inc.†	2,651,793
34,900	Archer-Daniels-Midland Co.	1,052,235
75,100	Bio-Reference Labs, Inc.† (a)	1,569,590
29,000	CACI International, Inc., Class A† (a)	1,829,320
15,800	Cash America International, Inc.(a)	914,346
31,000	Caterpillar, Inc.	3,300,260
31,400	Celgene Corp.†	1,894,048
27,100	Chevron Corp.	2,786,964
13,500	Cliffs Natural Resources, Inc.	1,248,075
114,700	Comcast Corp., Class A	2,906,498
28,500	ConocoPhillips	2,142,915
31,800	Cooper Industries PLC	1,897,506
98,400	Corning, Inc.	1,785,960
61,800	CSX Corp.	1,620,396
18,400	Dover Corp.	1,247,520
21,600	Eaton Corp.	1,111,320
48,100	Emerson Electric Co.	2,705,625
33,200	Exxon Mobil Corp.	2,701,816
38,700	Ezcorp, Inc., Class A†	1,376,752
15,400	General Dynamics Corp.	1,147,608
126,400	General Electric Co.	2,383,904
31,000	Illinois Tool Works, Inc.	1,751,190
12,500	International Business Machines Corp.	2,144,375
31,700	Kirby Corp.† (a)	1,796,439
35,700	Monsanto Co.	2,589,678
40,200	Nike, Inc., Class B	3,617,196
26,400	Nucor Corp.(a)	1,088,208
6,300	Parker Hannifin Corp.	565,362
29,200	Praxair, Inc.	3,164,988
52,500	ResMed, Inc.† (a)	1,624,875
16,800	Ross Stores, Inc.	1,346,016
22,900	Siemens AG, ADR	3,149,437
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

137,900	Steel Dynamics, Inc.(a)	$2,240,875
37,300	Time Warner Cable, Inc.	2,910,892
48,600	TJX Cos., Inc.	2,552,958
11,200	Tupperware Brands Corp.(a)	755,440
14,500	Union Pacific Corp.	1,513,800
50,900	Valero Energy Corp.	1,301,513
30,200	Viacom, Inc., Class B	1,540,200
30,100	Walt Disney Co.	1,175,104
9,300	Walter Energy, Inc.(a)	1,076,940
18,500	Wolverine World Wide, Inc.(a)	772,375
7,700	WW Grainger, Inc.	1,183,105

Total Common Stocks (Cost $68,632,981)		83,915,371
Collateral for Securities on Loan (15.1%)
12,709,334	State Street Navigator Prime Portfolio	12,709,334

Total Collateral for Securities on Loan (Cost $12,709,334)		12,709,334
Total Investments 115.0% (Cost $81,342,315)		96,624,705
Liabilities Less Other Assets (15.0)%		(12,629,397)

Net Assets 100.0%		$83,995,308

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
2       SCHEDULE OF INVESTMENTS

ICON Core Equity Fund
Industry Composition
June 30, 2011 (Unaudited)

Integrated Oil & Gas	9.1%
Cable & Satellite	6.9%
Industrial Conglomerates	6.6%
IT Consulting & Other Services	6.3%
Industrial Machinery	5.6%
Electrical Components & Equipment	5.5%
Steel	5.4%
Footwear	5.2%
Apparel Retail	4.6%
Construction & Farm Machinery & Heavy Trucks	3.9%
Industrial Gases	3.8%
Railroads	3.7%
Movies & Entertainment	3.2%
Computer Hardware	3.2%
Fertilizers & Agricultural Chemicals	3.1%
Coal & Consumable Fuels	2.9%
Consumer Finance	2.7%
Biotechnology	2.3%
Marine	2.1%
Electronic Components	2.1%
Health Care Equipment	1.9%
Health Care Services	1.9%
Oil & Gas Refining & Marketing	1.6%
Trading Companies & Distributors	1.4%
Aerospace & Defense	1.4%
Diversified Metals & Mining	1.3%
Agricultural Products	1.3%
Housewares & Specialties	0.9%

99.9%

1       Percentages are based upon common stocks as a percentage of net assets.

ICON Core Equity Fund
Sector Composition
June 30, 2011 (Unaudited)

Industrials	30.2%
Consumer Discretionary	20.9%
Materials	13.6%
Energy	13.5%
Information Technology	11.6%
Health Care	6.1%
Financial	2.7%
Consumer Staples	1.3%

99.9%

2       Percentages are based upon common stocks as a percentage of net assets.

ICON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (89.4%)
8,500	3M Co.	$806,225
8,300	Air Products & Chemicals, Inc.(a)	793,314
27,500	Altria Group, Inc.(a)	726,275
24,200	American Eagle Outfitters, Inc.(a)	308,550
14,600	American States Water Co.(a)	506,036
53,300	Annaly Capital Management, Inc., REIT(a)	961,532
119,500	Anworth Mortgage Asset Corp., REIT	897,445
79,900	Apollo Investment Corp.(a)	815,779
19,300	Arthur J Gallagher & Co.(a)	550,822
12,700	Automatic Data Processing, Inc.(a)	669,036
7,300	Avery Dennison Corp.	281,999
14,500	Avon Products, Inc.	406,000
7,000	Bank of Montreal(a)	444,850
7,800	Baxter International, Inc.(a)	465,582
11,400	Best Buy Co., Inc.	358,074
22,600	Bristol-Myers Squibb Co.(a)	654,496
12,900	Cardinal Health, Inc.	585,918
5,000	Caterpillar, Inc.(a)	532,300
11,600	Chevron Corp.	1,192,944
1,300	CME Group, Inc.(a)	379,067
4,500	Coca-Cola Co.	302,805
20,500	Comcast Corp., Class A	519,470
13,000	ConocoPhillips	977,470
17,700	CSX Corp.(a)	464,094
9,300	Dow Chemical Co.(a)	334,800
10,700	E.I. du Pont de Nemours & Co.	578,335
8,000	Eaton Corp.	411,600
9,700	Edison International(a)	375,875
11,500	Eli Lilly & Co.	431,595
7,400	ENI SpA, ADR	351,870
7,900	Ensco PLC, ADR	421,070
12,400	Exxon Mobil Corp.	1,009,112
22,400	France Telecom S.A., ADR(a)	476,896
13,900	Gap, Inc.(a)	251,590
1       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

8,500	General Dynamics Corp.(a)	$633,420
66,600	General Electric Co.	1,256,076
9,300	Genuine Parts Co.(a)	505,920
13,800	GlaxoSmithKline PLC, ADR(a)	592,020
43,100	H&R Block, Inc.(a)	691,324
9,700	Home Depot, Inc.(a)	351,334
21,800	Intel Corp.	483,088
4,900	International Business Machines Corp.(a)	840,595
5,800	Johnson & Johnson	385,816
18,500	JPMorgan Chase & Co.	757,390
6,200	Kellogg Co.(a)	342,984
7,100	Kimberly-Clark Corp.	472,576
11,500	Kraft Foods, Inc., Class A(a)	405,145
19,300	Lincare Holdings, Inc.(a)	564,911
10,800	Linear Technology Corp.	356,616
8,800	Lockheed Martin Corp.(a)	712,536
21,300	Manulife Financial Corp.	376,158
11,900	Merck & Co., Inc.	419,951
7,000	Norfolk Southern Corp.	524,510
6,700	Northrop Grumman Corp.(a)	464,645
115,800	PDL BioPharma, Inc.(a)	679,746
7,900	PepsiCo, Inc.	556,397
51,700	Pfizer, Inc.	1,065,020
10,900	Philip Morris International, Inc.	727,793
34,200	Pitney Bowes, Inc.(a)	786,258
21,700	PPL Corp.	603,911
32,800	Redwood Trust, Inc., REIT(a)	495,936
13,800	Rent-A-Center, Inc.(a)	421,728
11,700	RPM International, Inc.	269,334
23,300	RR Donnelley & Sons Co.(a)	456,913
11,800	Sanofi, ADR	474,006
12,300	SCANA Corp.(a)	484,251
28,400	SK Telecom Co., Ltd., ADR	531,080
9,200	Sonoco Products Co.	326,968
16,300	Sun Life Financial, Inc.	490,304
48,900	SUPERVALU, Inc.(a)	460,149
11,700	Target Corp.	548,847
13,900	Telefonos de Mexico S.A.B. de C.V., ADR(a)	229,350
8,800	Time Warner Cable, Inc.(a)	686,752
5,600	Transocean, Ltd.	361,536
2       SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

10,400	Unilever PLC, ADR(a)	$336,856
81,300	United Online, Inc.(a)	490,239
11,500	United Overseas Bank Ltd., ADR	372,370
6,300	United Parcel Service, Inc., Class B	459,459
5,600	United Technologies Corp.	495,656
10,000	Verizon Communications, Inc.	372,300
11,300	Wal-Mart Stores, Inc.	600,482
11,400	Willis Group Holdings PLC(a)	468,654
Total Common Stocks (Cost $40,937,058)		44,632,136
Preferred Stocks (2.5%)
17,500	Capital One Capital II	442,750
15,500	Comcast Corp.	393,700
15,200	Viacom, Inc.	385,624
Total Preferred Stocks (Cost $1,240,654)		1,222,074

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Corporate Bonds (7.4%)
$400,000	Aetna, Inc.	6.63%	06/15/36	445,535
240,000	Archer-Daniels-Midland Co.	6.63%	05/01/29	284,082
600,000	Bank of America Corp.	5.42%	03/15/17	612,094
350,000	Commercial Metals Co.	7.35%	08/15/18	373,694
350,000	Computer Sciences Corp.	6.50%	03/15/18	374,833
300,000	Delphi Financial Group, Inc.	7.88%	01/31/20	333,875
500,000	Goldman Sachs Group, Inc.	5.38%	03/15/20	516,323
400,000	UnitedHealth Group, Inc.	3.88%	10/15/20	391,342
350,000	Valero Energy Corp.(a)	6.13%	02/01/20	384,628
Total Corporate Bonds (Cost $3,649,314)				3,716,406
Convertible Corporate Bonds (0.6%)
350,000	Central European Distribution Corp.	3.00%	03/15/13	287,000
Total Convertible Corporate Bonds (Cost $319,296)				287,000
3     SCHEDULE OF INVESTMENTS

		Interest	Maturity
Shares or Principal Amount		Rate	Date	Value

Convertible Preferred Stock (0.9%)
8,900	Omnicare Capital Trust II, Series B	4.00%	06/15/33	$428,090
Total Convertible Preferred Stocks (Cost $389,636)				428,090

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value

Call Options Purchased (0.4%)
Aetna, Inc., January 2012, $35.00	85	85,212
Archer-Daniels-Midland Co., January 2013, $35.00	69	12,420
Bank Of America Corp., January 2012, $17.50	343	1,372
Computer Sciences Corp., January 2012, $60.00	58	1,015
Goldman Sachs Group, Inc., January 2012, $185.00	27	1,121
Hewlett Packard Co., January 2012, $50.00	50	625
UnitedHealth Group, Inc., January 2012, $40.00	70	86,800
Valero Energy Corp., January 2012, $30.00	117	14,625
Total Call Options Purchased (Cost $211,969)		203,190

Shares or Principal Amount		Value

Collateral for Securities on Loan (29.0%)
14,477,365	State Street Navigator Prime Portfolio	14,477,365
Total Collateral for Securities on Loan (Cost $14,477,365)		14,477,365
Short-Term Investments (0.5%)
271,445	State Street Euro Dollar Time Deposit (USD), 0.01%, 07/01/11	271,445
Total Short-Term Investments (Cost $271,445)		271,445
Total Investments 130.7% (Cost $61,496,737)		65,237,706
Liabilities Less Other Assets (30.7)%		(15,318,002)
Net Assets 100.0%		$49,919,704
The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
4     SCHEDULE OF INVESTMENTS

ICON Equity Income Fund
Industry Composition
June 30, 2011 (Unaudited)

Pharmaceuticals	8.1%
Integrated Oil & Gas	7.1%
Mortgage REIT’s	4.7%
Aerospace & Defense	4.6%
Industrial Conglomerates	4.1%
Cable & Satellite	3.2%
Tobacco	2.9%
Packaged Foods & Meats	2.2%
Integrated Telecommunication Services	2.2%
Office Services & Supplies	2.1%
Insurance Brokers	2.0%
Health Care Services	2.0%
Railroads	2.0%
Electric Utilities	2.0%
Diversified Chemicals	1.8%
Life & Health Insurance	1.7%
Soft Drinks	1.7%
IT Consulting & Other Services	1.7%
Semiconductors	1.7%
Diversified Banks	1.6%
Asset Management & Custody Banks	1.6%
Industrial Gases	1.6%
Oil & Gas Drilling	1.6%
Computer & Electronics Retail	1.6%
Other Diversified Financial Services	1.5%
Specialized Consumer Services	1.4%
Biotechnology	1.4%
Data Processing & Outsourced Services	1.3%
Hypermarkets & Super Centers	1.2%
Health Care Distributors	1.2%
Apparel Retail	1.1%
General Merchandise Stores	1.1%
Construction & Farm Machinery & Heavy Trucks	1.1%

1	Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

Wireless Telecommunication Services	1.1%
Water Utilities	1.0%
Distributors	1.0%
Internet Software & Services	1.0%
Multi-Utilities	1.0%
Other Industries (each less than 1%)	10.6%

92.8%

2	Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON Equity Income Fund
Sector Composition
June 30, 2011 (Unaudited)

Industrials	16.6%
Financial	14.9%
Health Care	13.6%
Consumer Staples	10.7%
Consumer Discretionary	9.3%
Telecommunication & Utilities	8.7%
Energy	8.7%
Information Technology	5.7%
Materials	4.6%

92.8%

3     Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.0%)
9,500	Accenture PLC, Class Ax	$573,990
7,300	Alpha Natural Resources, Inc.† x	331,712
1,700	Apple, Inc.† x	570,639
7,100	Archer-Daniels-Midland Co.	214,065
4,400	Automatic Data Processing, Inc.[x]	231,792
9,500	Bed Bath & Beyond, Inc.† (a)	554,515
13,700	Bio-Reference Labs, Inc.† (a)	286,330
6,400	CACI International, Inc., Class A† (a)	403,712
4,700	Capital One Financial Corp.[x]	242,849
4,700	Caterpillar, Inc.[x]	500,362
6,600	Celgene Corp.†	398,112
3,200	Chevron Corp.[x]	329,088
2,700	Cliffs Natural Resources, Inc.(a)	249,615
21,500	Comcast Corp., Class Ax (a)	544,810
1,300	Computer Sciences Corp.(a)	49,348
3,500	Cooper Industries PLC	208,845
22,900	Corning, Inc.(a)	415,635
1,300	Covidien PLC[x]	69,199
18,600	CSX Corp.[x]	487,692
10,500	Danaher Corp.[x]	556,395
1,300	Deere & Co.	107,185
8,600	Dover Corp.(a)	583,080
5,600	Emerson Electric Co.	315,000
10,000	Exxon Mobil Corp.[x]	813,800
14,300	Ezcorp, Inc., Class A† (a)	508,722
2,500	General Dynamics Corp.(a)	186,300
40,400	General Electric Co.[x]	761,944
4,800	Guess?, Inc.(a)	201,888
4,600	HCC Insurance Holdings, Inc.	144,900
3,600	Home Depot, Inc.	130,392
5,700	Illinois Tool Works, Inc.(a)	321,993
5,700	International Business Machines Corp.[x]	977,835
8,400	Kirby Corp.† (a)	476,028
5,100	Lowe’s Cos., Inc.(a)	118,881
1     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

10,200	Marathon Oil Corp.[x]	$537,336
1,000	Medtronic, Inc.[x]	38,530
6,300	Monsanto Co.	457,002
5,900	Nike, Inc., Class B	530,882
2,400	Norfolk Southern Corp.(a)	179,832
2,600	Northrop Grumman Corp.(a)	180,310
3,400	Praxair, Inc.(a)	368,526
4,500	Reliance Steel & Aluminum Co.(a)	223,425
11,400	ResMed, Inc.† (a)	352,830
2,000	Rio Tinto PLC, ADR	144,640
5,800	Ross Stores, Inc.(a)	464,696
700	Stryker Corp.(a)	41,083
2,100	Tidewater, Inc.(a)	113,001
3,500	Time Warner Cable, Inc.[x]	273,140
9,700	TJX Cos., Inc.	509,541
1,600	WW Grainger, Inc.(a)	245,840
Total Common Stocks (Cost $14,861,825)		17,527,267
Collateral for Securities on Loan (28.5%)
4,982,875	State Street Navigator Prime Portfolio	4,982,875
Total Collateral for Securities on Loan (Cost $4,982,875)		4,982,875
Total Investments 128.5% (Cost $19,844,700)		22,510,142
Liabilities Less Other Assets (28.5)%		(4,987,745)
Net Assets 100.0%		$17,522,397
The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

x	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of June 30, 2011.

ADR	American Depositary Receipt
2     SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND
SCHEDULE OF SECURITIES SOLD SHORT
JUNE 30, 2011 (UNAUDITED)

Shares	Short Security	Value

1,500	Blue Nile, Inc.†	$65,970
1,000	Salesforce.com, Inc.†	148,980
2,000	SL Green Realty Corp., REIT	165,740
5,500	SPDR S&P 500 ETF Trust	725,835
3,300	Texas Industries, Inc.	137,379
Total Securities Sold Short (Proceeds $1,062,688)		$1,243,904
The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

REIT	Real Estate Investment Trust
3     SCHEDULE OF INVESTMENTS

ICON Long/Short Fund
Industry Composition
June 30, 2011 (Unaudited)

IT Consulting & Other Services	11.2%
Integrated Oil & Gas	9.6%
Industrial Machinery	8.3%
Apparel Retail	6.7%
Cable & Satellite	4.7%
Industrial Conglomerates	4.3%
Consumer Finance	4.3%
Railroads	3.8%
Construction & Farm Machinery & Heavy Trucks	3.5%
Computer Hardware	3.2%
Homefurnishing Retail	3.2%
Footwear	3.0%
Electrical Components & Equipment	3.0%
Health Care Equipment	2.9%
Marine	2.7%
Steel	2.7%
Fertilizers & Agricultural Chemicals	2.6%
Electronic Components	2.4%
Biotechnology	2.3%
Industrial Gases	2.1%
Aerospace & Defense	2.1%
Coal & Consumable Fuels	1.9%
Health Care Services	1.6%
Data Processing & Outsourced Services	1.6%
Home Improvement Retail	1.4%
Trading Companies & Distributors	1.4%
Agricultural Products	1.2%
Other Industries (each less than 1%)	2.3%
100.0%
1     Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund
Sector Composition
June 30, 2011 (Unaudited)

Industrials	29.2%
Consumer Discretionary	19.0%
Information Technology	18.4%
Energy	12.1%
Materials	8.2%
Health Care	6.8%
Financial	5.1%
Consumer Staples	1.2%

100.0%
2     Percentages are based upon long positions as a percentage of net assets.

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (101.1%)
5,800	3M Co.[x]	$550,130
5,800	Accenture PLC, Class Ax (a)	350,436
6,000	AGL Resources, Inc.[x]	244,260
2,100	Air Products & Chemicals, Inc.(a)	200,718
8,100	Altria Group, Inc.[x]	213,921
4,400	American Financial Group, Inc.	157,036
4,000	American Water Works Co., Inc.	117,800
1,800	Ameriprise Financial, Inc.[x]	103,824
5,100	Amerisource-Bergen Corp.[x]	211,140
2,500	Apple, Inc.† x	839,175
10,500	Archer-Daniels-Midland Co.[x]	316,575
4,900	Arrow Electronics, Inc.† x	203,350
3,900	Assurant, Inc.	141,453
4,600	AT&T, Inc.(a)	144,486
5,000	Automatic Data Processing, Inc.[x]	263,400
900	AutoZone, Inc.† x	265,365
5,800	Bank of New York Mellon Corp.	148,596
5,300	Barnes Group, Inc.[x]	131,493
2,300	Becton, Dickinson & Co.(a)	198,191
1,300	BHP Billiton, Ltd., ADR(a)	123,019
8,400	Bristol-Myers Squibb Co.[x]	243,264
1,500	Bunge, Ltd.(a)	103,425
4,600	Cardinal Health, Inc.[x]	208,932
4,700	Cash America International, Inc.(a)	271,989
4,300	Caterpillar, Inc.x (a)	457,778
500	CF Industries Holdings, Inc.	70,835
5,800	Chevron Corp.[x]	596,472
1,400	China Petroleum & Chemical Corp., ADR	142,016
400	CME Group, Inc.(a)	116,636
2,900	Cognizant Technology Solutions Corp., Class A†	212,686
2,100	Colgate-Palmolive Co.	183,561
8,000	ConocoPhillips[x]	601,520
2,100	Cooper Industries PLC(a)	125,307
3,800	CR Bard, Inc.[x]	417,468
1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

20,400	CSX Corp.[x]	$534,888
3,600	CVS Caremark Corp.	135,288
5,500	Danaher Corp.(a)	291,445
1,500	Deere & Co.	123,675
4,000	Delphi Financial Group, Inc., Class Ax	116,840
7,400	DIRECTV, Class A† x (a)	376,068
5,300	Dover Corp.(a)	359,340
6,100	E.I. du Pont de Nemours & Co.	329,705
7,600	Eli Lilly & Co.	285,228
2,200	Express Scripts, Inc.† x	118,756
7,100	Exxon Mobil Corp.	577,798
6,100	Ezcorp, Inc., Class A† x	217,007
3,800	Freeport-McMoRan Copper & Gold, Inc.[x]	201,020
1,700	General Dynamics Corp.[x]	126,684
20,000	General Electric Co.[x]	377,200
6,000	Guess?, Inc.(a)	252,360
8,900	Intel Corp.[x]	197,224
1,000	IntercontinentalExchange, Inc.† (a)	124,710
5,400	International Business Machines Corp.[x]	926,370
3,150	JOS A. Bank Clothiers, Inc.† x	157,532
3,000	Kellogg Co.(a)	165,960
3,600	Kimberly-Clark Corp.(a)	239,616
1,500	Laboratory Corp. of America Holdings†	145,185
5,300	Lincare Holdings, Inc.(a)	155,131
2,900	Loews Corp.[x]	122,061
3,000	Medco Health Solutions, Inc.† x	169,560
6,800	Medtronic, Inc.[x]	262,004
2,000	Monsanto Co.	145,080
2,500	Murphy Oil Corp.(a)	164,150
4,700	NASDAQ OMX Group, Inc.† x	118,910
2,800	Nestle S.A., ADR	174,664
2,200	Northrop Grumman Corp.(a)	152,570
1,400	O’Reilly Automotive, Inc.† x	91,714
3,900	Occidental Petroleum Corp.[x]	405,756
4,300	PepsiCo, Inc.[x]	302,849
2,100	Potash Corp. of Saskatchewan, Inc.[x]	119,679
4,400	PPL Corp.	122,452
1,900	Praxair, Inc.(a)	205,941
4,700	Procter & Gamble Co.	298,779
5,800	Prudential Financial, Inc.[x]	368,822
2     SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

4,000	Rock-Tenn Co., Class A(a)	$265,360
1,200	Ross Stores, Inc.(a)	96,144
2,200	Sempra Energy(a)	116,336
2,600	Siemens AG, ADR[x]	357,578
6,300	SK Telecom Co., Ltd., ADR(a)	117,810
4,100	Southern Co.(a)	165,558
7,300	Target Corp.[x]	342,443
5,400	Time Warner Cable, Inc.[x]	421,416
8,200	TJX Cos., Inc.[x]	430,746
4,800	Torchmark Corp.[x]	307,872
1,500	Travelers Cos., Inc.[x]	87,570
3,500	UGI Corp.(a)	111,615
6,100	Unilever PLC, ADR(a)	197,579
4,800	Union Pacific Corp.[x]	501,120
8,000	United Technologies Corp.[x]	708,080
4,900	Varian Medical Systems, Inc.† x	343,098
4,800	Verizon Communications, Inc.(a)	178,704
4,900	Wal-Mart Stores, Inc.(a)	260,386
3,100	Walgreen Co.(a)	131,626
1,200	WW Grainger, Inc.[x]	184,380
5,700	Xcel Energy, Inc.(a)	138,510

Total Common Stocks (Cost $19,487,004)		23,900,209

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value

Put Option Purchased (0.1%)
S&P 500 Index, August 2011, $1,245.00	35	$36,750

Total Put Options Purchased (Cost $106,168)		36,750

Shares or Principal Amount	Value

Collateral for Securities on Loan (20.0%) 4,725,828 State Street Navigator Prime Portfolio	4,725,828

Total Collateral for Securities on Loan (Cost $4,725,828)	4,725,828
Total Investments 121.2% (Cost $24,319,000)	28,662,787
Liabilities Less Other Assets (21.2)%	(5,020,254)
Net Assets 100.0%	$23,642,533
The accompanying notes are an integral part of the schedule of investments.
3     SCHEDULE OF INVESTMENTS

†	Non-income producing security.

x	All or a portion of the security is pledged as collateral for call options written.

(a)	All or a portion of the security was on loan as of June 30, 2011.

*	All options have 100 shares per contract.

ADR	American Depositary Receipt
4     SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED EQUITY FUND
SCHEDULE OF WRITTEN CALL OPTIONS
JUNE 30, 2011 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value

S&P 500 Index, August 2011, $1,290.00	90	$417,600
S&P 500 Index, August 2011, $1,310.00	30	97,500
Total Options Written (Premiums received $293,334)		$515,100
The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 share per contract.
5     SCHEDULE OF INVESTMENTS

ICON Risk-Managed Equity Fund
Industry Composition
June 30, 2011 (Unaudited)

Integrated Oil & Gas	10.5%
IT Consulting & Other Services	6.3%
Industrial Conglomerates	5.4%
Health Care Equipment	5.2%
Railroads	4.4%
Aerospace & Defense	4.2%
Apparel Retail	4.0%
Computer Hardware	3.5%
Cable & Satellite	3.4%
Life & Health Insurance	3.3%
Industrial Machinery	3.3%
Household Products	3.0%
Health Care Services	2.5%
Construction & Farm Machinery & Heavy Trucks	2.5%
Packaged Foods & Meats	2.3%
Pharmaceuticals	2.2%
Consumer Finance	2.1%
Multi-line Insurance	1.8%
Health Care Distributors	1.8%
Agricultural Products	1.8%
Industrial Gases	1.7%
Specialized Finance	1.5%
Automotive Retail	1.5%
Gas Utilities	1.5%
General Merchandise Stores	1.4%
Fertilizers & Agricultural Chemicals	1.4%
Diversified Chemicals	1.4%
Diversified Metals & Mining	1.4%
Integrated Telecommunication Services	1.4%
Soft Drinks	1.3%
Electric Utilities	1.2%
Drug Retail	1.1%
Paper Packaging	1.1%
Data Processing & Outsourced Services	1.1%
Hypermarkets & Super Centers	1.1%
Multi-Utilities	1.1%
Asset Management & Custody Banks	1.1%
Other Industries (each less than 1%)	5.3%
101.1%
1     Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Equity Fund
Sector Composition
June 30, 2011 (Unaudited)

Industrials	21.1%
Information Technology	12.6%
Health Care	11.7%
Consumer Staples	11.5%
Energy	10.5%
Consumer Discretionary	10.3%
Financial	10.2%
Materials	7.0%
Telecommunication & Utilities	6.2%
101.1%
2     Percentages are based upon common stocks as a percentage of net assets.

NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2011 (UNAUDITED)
1. Organization
The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:
The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (formerly, ICON Leisure and Consumer Staples Fund) (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Telecommunication & Utilities Fund (“Telecommunication & Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Core Equity Fund (“Core Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Long/Short Fund (“Long/Short Fund”) and ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”).
The Consumer Discretionary Fund, Consumer Staples Fund, Energy Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Materials Fund, Telecommunication & Utilities Fund, Asia-Pacific Region Fund and Europe Fund offer three classes of shares: Class S, Class C, and Class A. The International Equity Fund has five classes of shares: Class S, Class I, Class C, Class Z, and Class A. The Bond Fund, Core Equity Fund, Equity Income Fund, Long/Short Fund and Risk-Managed Equity Fund offer four classes of shares: Class I, Class C, Class Z and Class A. All classes have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution fees, registration costs and transfer agent costs and that each class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.
The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, do not exist in foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.
Certain Funds may have significant weightings in certain sectors or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector or country. As of June 30, 2011, the Asia-Pacific Region Fund had a significant weighting in the Financial sector, the Europe Fund had a significant weighting in Germany and in the Industrials sector, and the Core Equity Fund, the Long/Short Fund and the International Equity Fund had a significant weighting in the Industrials sector.
In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Schedules of Investments. The preparation of Schedules of Investments is in conformity with accounting principles generally accepted in the United States of America which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Investment Valuation
The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.
The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.
Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.
The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.
Investments in other open-end investment companies are valued at net asset value.
Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3 — significant unobservable inputs.
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on June 30, 2011:

	Level 1	Level 2	Total
ICON Consumer Discretionary Fund
Assets
Common Stocks	$43,244,111	$—	$43,244,111
Collateral for Securities on Loan	—	12,122,466	12,122,466
Short-Term Investments	—	2,820,174	2,820,174

Total	$43,244,111	$14,942,640	$58,186,751

ICON Consumer Staples Fund
Assets
Common Stocks	$21,625,434	$—	$21,625,434
Collateral for Securities on Loan	—	4,387,983	4,387,983
Short-Term Investment	—	6,477	6,477

Total	$21,625,434	$4,394,460	$26,019,894

ICON Energy Fund
Assets
Common Stocks	$761,669,976	$—	$761,669,976
Collateral for Securities on Loan	—	34,544,169	34,544,169
Short-Term Investments	—	5,984,241	5,984,241

Total	$761,669,976	$40,528,410	$802,198,386

ICON Financial Fund
Assets
Common Stocks	$41,414,562	$—	$41,414,562
Short-Term Investments	—	15,588	15,588

Total	$41,414,562	$15,588	$41,430,150

ICON Healthcare Fund
Assets
Common Stocks	$93,014,093	$—	$93,014,093
Collateral for Securities on Loan	—	15,324,534	15,324,534
Short-Term Investments	—	870,564	870,564

Total	$93,014,093	$16,195,098	$109,209,191

ICON Industrials Fund
Assets
Common Stocks	$68,296,890	$—	$68,296,890
Collateral for Securities on Loan	—	7,276,725	7,276,725

Total	$68,296,890	$7,276,725	$75,573,615

ICON Information Technology Fund
Assets
Common Stocks	$69,985,968	$—	$69,985,968
Collateral for Securities on Loan	—	20,439,291	20,439,291
Short-Term Investments	—	687,224	687,224

Total	$69,985,968	$21,126,515	$91,112,483

ICON Materials Fund
Assets
Common Stocks	$90,816,050	$—	$90,816,050
Collateral for Securities on Loan	—	14,108,098	14,108,098

Total	$90,816,050	$14,108,098	$104,924,148

ICON Telecommunication & Utilities Fund
Assets
Common Stocks	$18,235,033	$—	$18,235,033

Total	$18,235,033	$—	$18,235,033

	Level 1	Level 2	Total
ICON Asia-Pacific Region Fund
Assets
Common Stocks
Japan	$—	$15,084,600	$15,084,600
South Korea	575,629	14,198,204	14,773,833
Australia	—	9,761,340	9,761,340
China	490,455	7,389,786	7,880,241
India	323,136	6,020,867	6,344,003
Thailand	—	4,547,615	4,547,615
Other Countries	—	12,497,736	12,497,736
Collateral for Securities on Loan	—	3,633,540	3,633,540
Short-Term Investments	—	58,183	58,183

Total	$1,389,220	$73,191,871	$74,581,091

ICON Europe Fund
Assets
Common Stocks
Germany	$—	$14,145,149	$14,145,149
France	—	7,739,285	7,739,285
Switzerland	—	4,819,945	4,819,945
United Kingdom	—	4,378,774	4,378,774
Norway	—	2,311,993	2,311,993
Other Countries	637,500	8,371,780	9,009,280
Preferred Stock	—	190,374	190,374
Collateral for Securities on Loan	—	2,371,003	2,371,003
Short-Term Investments	—	147,822	147,822

Total	$637,500	$44,476,125	$45,113,625

ICON International Equity Fund
Assets
Common Stocks
South Korea	$—	$16,283,522	$16,283,522
Germany	—	11,930,836	11,930,836
Canada	9,908,962	—	9,908,962
China	658,611	8,167,420	8,826,031
France	—	8,466,121	8,466,121
India	—	6,229,752	6,229,752
Other Countries	4,509,179	33,780,849	38,290,028
Preferred Stocks
Brazil	6,978,079	—	6,978,079
Collateral for Securities on Loan	—	6,108,888	6,108,888
Short-Term Investments	—	538,315	538,315

Total	$22,054,831	$91,505,703	$113,560,534

ICON Bond Fund
Assets
Corporate Bonds	$—	$102,099,209	$102,099,209
U.S. Treasury Obligations	—	5,117,032	5,117,032
Foreign Corporate Bonds	—	8,274,248	8,274,248
Foreign Government Bond	—	560,750	560,750
Collateral for Securities on Loan	—	16,476,725	16,476,725

Total	$—	$132,527,964	$132,527,964

ICON Core Equity Fund
Assets
Common Stocks	$83,915,371	$—	$83,915,371
Collateral for Securities on Loan	—	12,709,334	12,709,334

Total	$83,915,371	$12,709,334	$96,624,705

	Level 1	Level 2	Total
ICON Equity Income Fund
Assets
Common Stocks	$44,632,136	$—	$44,632,136
Preferred Stocks	1,222,074	—	1,222,074
Corporate Bonds	—	3,716,406	3,716,406
Convertible Corporate Bonds	—	287,000	287,000
Convertible Preferred Stock	428,090	—	428,090
Call Options Purchased	203,190	—	203,190
Collateral for Securities on Loan	—	14,477,365	14,477,365
Short-Term Investments	—	271,445	271,445

Total	$46,485,490	$18,752,216	$65,237,706

ICON Long/Short Fund
Assets
Common Stocks	$17,527,267	$—	$17,527,267
Collateral for Securities on Loan	—	4,982,875	4,982,875

Total	$17,527,267	$4,982,875	$22,510,142
Liabilities
Securities Sold Short
Common Stock	$(518,069)	$—	$(518,069)
Mutual Funds	(725,835)	—	(725,835)

Total	$(1,243,904)	$—	$(1,243,904)

ICON Risk-Managed Equity Fund
Assets
Common Stocks	$23,900,209	$—	$23,900,209
Put Option Purchased	36,750	—	36,750
Collateral for Securities on Loan	—	4,725,828	4,725,828

Total	$23,936,959	$4,725,828	$28,662,787
Liabilities
Written Call Options	$(515,100)	$—	$(515,100)

Total	$(515,100)	$—	$(515,100)
There were no Level 3 securities held in any of the Funds at June 30, 2011.
For the period ended June 30, 2011, there was no significant security transfer activity between Level 1 and Level 2.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.
Forward Foreign Currency Contracts
The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds may use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.
These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received.
Options Transactions
The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.
Option contracts involve market risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.
When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains, lack of liquidity for the option and lack of liquidity for the security or securities index.
Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.
As of June 30, 2011, the Equity Income Fund engaged in purchased call options transactions, and the Risk-Managed Equity Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.
The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. Such collateral is restricted from the Fund’s use. The securities pledged as collateral are included on the Schedule of Investments.
The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended June 30, 2011, were as follows:

	Risk-Managed Equity Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	130	$247,668
Options written during period	2040	4,880,162
Options closed during period	(2050)	(4,834,496)

Options outstanding, end of period	120	$293,334

Short Sales
The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued.
Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of June 30, 2011, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.
Securities Lending
Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.
All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments.
As of June 30, 2011, the following Funds had securities with the following values on loan:

	Value of	Value of
Fund	Loaned Securities	Collateral

ICON Consumer Discretionary Fund	$11,903,575	$12,122,466
ICON Consumer Staples Fund	4,316,713	4,387,983
ICON Energy Fund	32,944,249	34,544,169
ICON Healthcare Fund	14,937,749	15,324,534
ICON Industrials Fund	7,231,242	7,276,725
ICON Information Technology Fund	18,687,958	20,439,291
ICON Materials Fund	13,950,434	14,108,098
ICON Asia-Pacific Region Fund	3,489,313	3,633,540
ICON Europe Fund	2,305,678	2,371,003
ICON International Equity Fund	5,887,775	6,108,888
ICON Bond Fund	15,799,098	16,476,725
ICON Equity Income Fund	14,176,165	14,477,365
ICON Core Equity Fund	12,481,846	12,709,334
ICON Long/Short Fund	4,913,725	4,982,875
ICON Risk-Managed Equity Fund	4,558,505	4,725,828
The value of the collateral above could include collateral held for securities that were sold on or before June 30, 2011. It may also include collateral received from the pre-funding of loans.
Income Taxes
The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes, or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.
Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Telecommunication & Utilities Fund, the Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. Other Funds intend to distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.
The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Investment Income
Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.
Investment Transactions
Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.
Allocation of Income and Expenses
Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.
3. Subsequent Events
Management has evaluated the possibility of subsequent events and determined that there are no material events which would require disclosure.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 17, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 17, 2011

By (Signature and Title)	*/s/ Erik L. Jonson
Erik L. Jonson, Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date August 17, 2011

* Print the name and title of each signing officer under his or her signature.